UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-02444

The Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Courtney R. Taylor

The Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

The Bond Fund of America®
Investment portfolio
September 30, 2014
unaudited
Bonds, notes & other debt instruments 98.68% U.S. Treasury bonds & notes 35.21% U.S. Treasury 27.65%	Principal amount (000)	Value (000)
U.S. Treasury 0.25% 2015	$9,347	$9,359
U.S. Treasury 0.375% 2015[1]	36,390	36,485
U.S. Treasury 0.875% 2016	24,000	24,131
U.S. Treasury 1.00% 2016	150,000	151,137
U.S. Treasury 1.50% 2016[1]	109,550	111,501
U.S. Treasury 1.75% 2016	25,000	25,544
U.S. Treasury 7.50% 2016	45,000	51,481
U.S. Treasury 0.75% 2017	139,600	138,694
U.S. Treasury 0.875% 2017	115,850	115,745
U.S. Treasury 0.875% 2017	30,000	29,860
U.S. Treasury 1.00% 2017	63,700	63,903
U.S. Treasury 1.00% 2017	15,000	14,978
U.S. Treasury 2.75% 2017	91,750	96,096
U.S. Treasury 8.75% 2017	25,000	30,103
U.S. Treasury 1.25% 2018	521,100	514,727
U.S. Treasury 1.25% 2018	245,500	242,230
U.S. Treasury 1.50% 2018	85,450	85,440
U.S. Treasury 2.375% 2018	20,000	20,694
U.S. Treasury 1.50% 2019	934,076	924,735
U.S. Treasury 1.50% 2019	104,025	103,420
U.S. Treasury 1.625% 2019	870,995	865,856
U.S. Treasury 1.625% 2019	409,155	407,158
U.S. Treasury 1.625% 2019	257,408	255,758
U.S. Treasury 1.625% 2019	111,955	111,583
U.S. Treasury 1.75% 2019	256,700	256,459
U.S. Treasury 3.625% 2019	78,000	84,828
U.S. Treasury 1.125% 2020	66,975	64,206
U.S. Treasury 1.25% 2020	44,275	42,804
U.S. Treasury 1.375% 2020	67,150	65,060
U.S. Treasury 2.00% 2021	120,000	118,415
U.S. Treasury 2.125% 2021	78,500	78,040
U.S. Treasury 2.25% 2021	309,300	311,215
U.S. Treasury 2.25% 2021	134,750	135,474
U.S. Treasury 2.25% 2021	133,550	134,060
U.S. Treasury 8.00% 2021	500	692
U.S. Treasury 1.625% 2022	45,078	42,829
U.S. Treasury 1.625% 2022	22,218	21,013
U.S. Treasury 1.75% 2022	30,530	29,369
U.S. Treasury 1.75% 2023	22,550	21,384
U.S. Treasury 2.00% 2023	66,154	64,226
U.S. Treasury 2.50% 2023	143,790	144,686
U.S. Treasury 2.75% 2023	20,500	21,022
U.S. Treasury 2.375% 2024	300,170	296,817
U.S. Treasury 2.50% 2024	16,250	16,266
U.S. Treasury 2.75% 2024	140,200	143,548
U.S. Treasury 6.875% 2025	77,500	109,481
The Bond Fund of America — Page 1 of 41

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 6.00% 2026	$300	$400
U.S. Treasury 4.50% 2036	84,207	104,009
U.S. Treasury 3.50% 2039	2,750	2,927
U.S. Treasury 3.75% 2041	19,275	21,395
U.S. Treasury 2.875% 2043	151,745	142,214
U.S. Treasury 3.625% 2043	114,200	123,479
U.S. Treasury 3.75% 2043	90,000	99,506
U.S. Treasury 3.125% 2044	142,675	140,441
U.S. Treasury 3.375% 2044	162,279	167,579
U.S. Treasury 3.625% 2044	139,000	150,283
		7,584,745
U.S. Treasury inflation-protected securities 7.56%
U.S. Treasury Inflation-Protected Security 0.50% 2015[2]	146,253	146,416
U.S. Treasury Inflation-Protected Security 1.625% 2015[2]	113,066	113,205
U.S. Treasury Inflation-Protected Security 1.875% 2015[2]	46,074	47,116
U.S. Treasury Inflation-Protected Security 0.125% 2016[2]	21,588	21,851
U.S. Treasury Inflation-Protected Security 2.00% 2016[2]	24,008	24,866
U.S. Treasury Inflation-Protected Security 0.125% 2017[2]	139,854	141,825
U.S. Treasury Inflation-Protected Security 2.375% 2017[2]	41,350	44,183
U.S. Treasury Inflation-Protected Security 0.125% 2018[2]	37,104	37,429
U.S. Treasury Inflation-Protected Security 0.125% 2019[2]	363,762	364,877
U.S. Treasury Inflation-Protected Security 1.375% 2020[2]	13,221	14,078
U.S. Treasury Inflation-Protected Security 0.625% 2021[2]	15,317	15,645
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	17,841	17,435
U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	35,177	34,077
U.S. Treasury Inflation-Protected Security 0.375% 2023[2]	67,134	66,488
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	161,838	155,566
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	349,303	351,479
U.S. Treasury Inflation-Protected Security 2.00% 2026[2]	28,810	32,848
U.S. Treasury Inflation-Protected Security 1.75% 2028[2]	9,553	10,657
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	97,532	89,531
U.S. Treasury Inflation-Protected Security 0.625% 2043[2]	78,472	69,441
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	256,605	274,883
		2,073,896
Total U.S. Treasury bonds & notes		9,658,641
Corporate bonds & notes 25.77% Financials 7.57%
ACE INA Holdings Inc. 2.60% 2015	19,990	20,415
ACE INA Holdings Inc. 3.35% 2024	7,900	7,900
Alexandria Real Estate Equities, Inc. 2.75% 2020	3,990	3,959
Alexandria Real Estate Equities, Inc. 3.90% 2023	2,250	2,247
Alexandria Real Estate Equities, Inc. 4.50% 2029	755	757
American Campus Communities, Inc. 3.75% 2023	17,460	17,247
American Campus Communities, Inc. 4.125% 2024	5,900	5,930
American Express Co. 6.15% 2017	150	169
American Express Co. 1.55% 2018	15,500	15,287
American Express Credit Co. 1.75% 2015	14,500	14,632
American Express Credit Co. 1.55% 2017	5,090	5,091
American International Group, Inc. 2.30% 2019	8,390	8,340
American International Group, Inc. 3.375% 2020	3,000	3,095
American International Group, Inc. 4.50% 2044	5,510	5,466
The Bond Fund of America — Page 2 of 41

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
American Tower Corp. 4.625% 2015	$7,000	$7,141
American Tower Corp. 3.40% 2019	18,075	18,489
American Tower Corp. 5.90% 2021	2,000	2,241
ANZ National (International) Ltd. 3.125% 2015[3]	16,500	16,871
Assicurazioni Generali SPA 7.75% 2042[4]	€1,500	2,346
Assicurazioni Generali SPA 10.125% 2042	2,500	4,350
AvalonBay Communities, Inc. 3.625% 2020	$8,465	8,811
AXA SA 8.60% 2030	6,715	9,048
AXA SA, Series B, junior subordinated 6.379% (undated)[3,4]	5,065	5,470
Banco de Crédito del Perú 5.375% 2020[3]	7,000	7,577
Bank of America Corp., Series L, 3.625% 2016	9,700	10,054
Bank of America Corp. 3.75% 2016	11,890	12,416
Bank of America Corp. 1.25% 2017	13,000	12,960
Bank of America Corp. 1.70% 2017	8,000	7,981
Bank of America Corp. 2.60% 2019	34,300	34,261
Bank of America Corp., Series L, 2.65% 2019	24,300	24,271
Bank of America Corp. 5.625% 2020	10,500	11,886
Bank of America Corp. 3.30% 2023	6,815	6,656
Bank of America Corp. 4.00% 2024	31,220	31,591
Bank of America Corp. 4.20% 2024	8,775	8,698
Bank of India 3.625% 2018[3]	5,000	5,093
Bank of New York Mellon Corp., Series G, 2.50% 2016	16,000	16,390
Barclays Bank PLC 2.50% 2019	6,210	6,226
Barclays Bank PLC 6.00% 2021	€6,050	9,196
Barclays Bank PLC 10.179% 2021[3]	$13,975	19,080
BB&T Corp. 1.00% 2017	13,000	12,915
BBVA Bancomer SA 4.50% 2016[3]	3,225	3,378
BBVA Bancomer SA 6.50% 2021[3]	2,355	2,579
Berkshire Hathaway Finance Corp. 4.30% 2043	1,000	994
Berkshire Hathaway Inc. 2.20% 2016	14,000	14,408
Berkshire Hathaway Inc. 2.00% 2018	5,210	5,235
Berkshire Hathaway Inc. 2.90% 2020	2,400	2,444
Berkshire Hathaway Inc. 3.00% 2022	4,575	4,574
Berkshire Hathaway Inc. 4.40% 2042	2,000	2,029
BNP Paribas 3.60% 2016	14,000	14,512
BPCE SA group 5.70% 2023[3]	13,080	13,956
BPCE SA group 4.00% 2024	5,700	5,754
BPCE SA group 4.625% 2024[3]	2,000	1,961
BPCE SA group 5.15% 2024[3]	9,845	10,168
BPCE SA group 4.50% 2025[3]	4,875	4,744
Brandywine Operating Partnership, LP 5.40% 2014	2,000	2,006
Brandywine Operating Partnership, LP 5.70% 2017	25	27
Brandywine Operating Partnership, LP 3.95% 2023	100	100
Charles Schwab Corp, 2.20% 2018	1,390	1,407
CIT Group Inc. 4.25% 2017	1,400	1,417
CIT Group Inc. 3.875% 2019	3,600	3,546
Citigroup Inc. 4.587% 2015	13,476	14,081
Citigroup Inc. 3.953% 2016	8,300	8,720
Citigroup Inc. 4.45% 2017	4,000	4,264
Citigroup Inc. 6.125% 2017	7,000	7,903
Citigroup Inc. 2.50% 2019	16,500	16,368
Citigroup Inc. 2.55% 2019	15,080	15,088
Citigroup Inc. 8.50% 2019	5,695	7,127
CME Group Inc. 5.30% 2043	11,850	13,615
The Bond Fund of America — Page 3 of 41

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
CNA Financial Corp. 5.85% 2014	$4,500	$4,552
CNA Financial Corp. 7.35% 2019	2,770	3,337
CNA Financial Corp. 3.95% 2024	9,195	9,325
Commonwealth Bank of Australia 2.30% 2019	9,200	9,150
Corporate Office Properties Trust 3.60% 2023	2,834	2,716
Credit Suisse Group AG 1.375% 2017	9,400	9,354
Credit Suisse Group AG 2.30% 2019	9,400	9,314
Credit Suisse Group AG 3.625% 2024	14,260	14,091
DCT Industrial Trust Inc. 4.50% 2023	19,230	19,652
Developers Diversified Realty Corp. 5.50% 2015	16,838	17,271
Developers Diversified Realty Corp. 9.625% 2016	18,706	21,005
Developers Diversified Realty Corp. 7.50% 2017	16,896	19,230
Developers Diversified Realty Corp. 4.75% 2018	1,225	1,323
Developers Diversified Realty Corp. 7.875% 2020	9,047	11,258
Discover Financial Services 2.00% 2018	5,200	5,180
Discover Financial Services 4.20% 2023	12,283	12,743
Eole Finance SPC, 2.341% 2024[3,5]	1,930	1,916
ERP Operating LP 6.584% 2015	10,000	10,320
ERP Operating LP 7.125% 2017	5,595	6,482
ERP Operating LP 4.625% 2021	2,045	2,235
ERP Operating LP 4.50% 2044	5,400	5,339
Essex Portfolio L.P. 3.25% 2023	4,935	4,787
Essex Portfolio L.P. 3.875% 2024	9,210	9,243
Franklin Resources, Inc. 1.375% 2017	2,700	2,696
Franklin Resources, Inc. 2.80% 2022	1,300	1,272
Genworth Holdings, Inc. 4.90% 2023	1,570	1,621
Goldman Sachs Group, Inc. 5.125% 2015	11,863	12,021
Goldman Sachs Group, Inc. 3.625% 2016	27,625	28,556
Goldman Sachs Group, Inc. 2.625% 2019	11,700	11,679
Goldman Sachs Group, Inc. 5.25% 2021	3,300	3,662
Goldman Sachs Group, Inc. 5.75% 2022	5,000	5,696
Goldman Sachs Group, Inc. 3.625% 2023	14,095	13,990
Goldman Sachs Group, Inc. 3.85% 2024	22,265	22,176
Goldman Sachs Group, Inc. 4.00% 2024	41,060	41,415
Goldman Sachs Group, Inc. 4.80% 2044	1,000	1,009
Goodman Funding Pty Ltd. 6.375% 2020[3]	8,425	9,804
Goodman Funding Pty Ltd. 6.00% 2022[3]	20,000	22,651
HBOS PLC 6.75% 2018[3]	7,610	8,623
HBOS PLC 4.375% 2019[4]	€2,870	3,639
Hospitality Properties Trust 6.30% 2016	$28,918	30,571
Hospitality Properties Trust 6.70% 2018	28,250	31,551
Hospitality Properties Trust 5.00% 2022	10,800	11,388
Hospitality Properties Trust 4.50% 2023	11,265	11,427
Hospitality Properties Trust 4.50% 2025	2,280	2,252
HSBC Bank PLC 1.50% 2018[3]	12,650	12,488
HSBC Holdings PLC 4.125% 2020[3]	9,453	10,185
HSBC Holdings PLC 4.875% 2020	5,770	6,386
HSBC Holdings PLC 4.25% 2024	32,250	32,779
HSBC Holdings PLC 5.25% 2044	1,500	1,599
HSBK (Europe) BV 7.25% 2021[3]	6,710	7,300
Icahn Enterprises Finance Corp. 3.50% 2017	7,350	7,295
Intercontinentalexchange, Inc. 2.50% 2018	1,735	1,764
Intesa Sanpaolo SpA 5.017% 2024[3]	18,755	18,258
iStar Financial Inc. 4.00% 2017	4,175	4,071
The Bond Fund of America — Page 4 of 41

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
iStar Financial Inc., Series B, 9.00% 2017	$6,000	$6,712
JPMorgan Chase & Co. 3.40% 2015	2,500	2,553
JPMorgan Chase & Co. 1.35% 2017	13,000	12,980
JPMorgan Chase & Co. 1.625% 2018	5,680	5,606
JPMorgan Chase & Co. 3.20% 2023	7,610	7,439
JPMorgan Chase & Co. 3.625% 2024	16,820	16,814
JPMorgan Chase & Co. 3.875% 2024	25,680	25,162
JPMorgan Chase & Co., Series-V, junior subordinated, perpetual, 5.00% (undated)[4]	7,500	7,340
Kimco Realty Corp., Series C, 4.904% 2015	1,770	1,798
Kimco Realty Corp., Series C, 5.783% 2016	9,000	9,617
Kimco Realty Corp. 5.70% 2017	28,450	31,440
Kimco Realty Corp. 4.30% 2018	10,000	10,762
Kimco Realty Corp. 6.875% 2019	5,440	6,471
Leucadia National Corp. 5.50% 2023	4,695	4,925
Liberty Mutual Group Inc. 6.70% 2016[3]	6,250	6,870
Lloyds Banking Group PLC 2.30% 2018	1,010	1,013
Lloyds Banking Group PLC 2.35% 2019	6,775	6,732
Lloyds Banking Group PLC 6.50% 2020[3]	4,400	5,123
Magyar Export-Import Bank 4.00% 2020[3]	2,075	2,063
Merrill Lynch & Co., Inc. 4.625% 2018	€6,280	8,978
MetLife Global Funding I 2.50% 2015[3]	$17,000	17,338
MetLife Global Funding I 2.30% 2019[3]	20,505	20,523
Metlife, Inc. 3.60% 2024	9,965	10,094
Morgan Stanley 1.75% 2016	10,000	10,110
Morgan Stanley 3.80% 2016	8,850	9,224
Morgan Stanley 2.125% 2018	19,745	19,763
Morgan Stanley 2.375% 2019	47,250	46,524
Morgan Stanley 2.50% 2019	19,675	19,700
Morgan Stanley, Series F, 3.875% 2024	13,130	13,146
Morgan Stanley 4.35% 2026	12,935	12,746
Morgan Stanley 6.375% 2042	900	1,128
New York Life Global Funding 2.10% 2019[3]	17,000	17,005
NN Group NV, 4.50% (undated)[4]	€8,750	10,625
Nordea Bank, Series 2, 3.70% 2014[3]	$8,000	8,032
Nordea Bank AB 4.875% 2021[3]	4,185	4,501
Northern Trust Corp. 5.85% 2017[3]	3,750	4,220
Ocwen Financial Corp. 6.625% 2019[3]	2,500	2,419
Piedmont Operating Partnership LP 3.40% 2023	5,300	5,021
PNC Financial Services Group, Inc. 2.854% 2022	19,960	19,472
PNC Financial Services Group, Inc. 3.90% 2024	6,100	6,105
PNC Funding Corp. 3.30% 2022	8,000	8,058
PNC Preferred Funding Trust I, junior subordinated 1.884% (undated)[3,4]	12,700	12,446
PRICOA Global Funding I 1.35% 2017[3]	16,500	16,430
Prologis, Inc. 2.75% 2019	6,000	6,067
Prologis, Inc. 3.35% 2021	12,500	12,493
Prologis, Inc. 4.25% 2023	6,390	6,609
Prudential Financial, Inc. 2.30% 2018	2,895	2,923
Prudential Financial, Inc. 3.50% 2024	9,300	9,225
Prudential Financial, Inc. 4.60% 2044	2,400	2,387
Prudential Holdings, LLC, Series C, 8.695% 2023[3,5]	13,544	17,164
QBE Insurance Group Ltd. 2.40% 2018[3]	18,590	18,617
Rabobank Nederland 2.25% 2019	13,000	13,070
Rabobank Nederland 4.625% 2023	41,735	43,330
Realogy Corp. 4.50% 2019[3]	6,375	6,184
The Bond Fund of America — Page 5 of 41

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Realogy Corp., LOC, 4.50% 2016[4,5,6]	$13	$13
Regions Financial Corp. 7.75% 2014	4,211	4,241
Regions Financial Corp., Series A-I, 5.20% 2015	590	602
Regions Financial Corp. 5.75% 2015	3,725	3,844
Regions Financial Corp. 2.00% 2018	5,850	5,787
Royal Bank of Scotland PLC 5.625% 2020	6,435	7,337
RSA Insurance Group PLC 9.375% 2039[4]	£4,540	8,973
RSA Insurance Group PLC 8.50% (undated)[4]	5,354	8,779
Simon Property Group, LP 4.20% 2015	$2,430	2,437
Simon Property Group, LP 10.35% 2019	8,995	11,965
Sovereign Bancorp, Inc. 8.75% 2018	1,880	2,274
Standard Chartered PLC 2.40% 2019[3]	12,800	12,717
Svenska Handelsbanken AB 2.25% 2019	11,100	11,070
Swiss RE Treasury 2.875% 2022[3]	4,025	3,867
UBS AG 5.75% 2018	2,245	2,534
UBS AG 2.375% 2019	22,300	22,124
UDR, Inc., Series A, 5.25% 2015	12,780	12,953
UDR, Inc. 3.70% 2020	3,615	3,738
Unum Group 7.125% 2016	10,100	11,286
Unum Group 5.625% 2020	345	394
UnumProvident Finance Co. PLC 6.85% 2015[3]	1,224	1,300
US Bancorp., Series T, 1.65% 2017	13,000	13,127
US Bancorp. 3.70% 2024	5,500	5,657
VEB Finance Ltd. 6.902% 2020[3]	9,100	9,236
VEB Finance Ltd. 6.80% 2025[3]	500	492
WEA Finance LLC 1.75% 2017[3]	4,750	4,761
WEA Finance LLC 2.70% 2019[3]	12,840	12,888
WEA Finance LLC 3.75% 2024[3]	15,260	15,255
WEA Finance LLC 4.75% 2044[3]	6,675	6,782
Wells Fargo & Co. 3.676% 2016	14,000	14,642
Wells Fargo & Co. 2.125% 2019	4,000	3,957
Wells Fargo & Co. 3.30% 2024	30,200	29,674
Westpac Banking Corp. 3.00% 2015	14,400	14,815
		2,077,223
Energy 3.35%
Alpha Natural Resources, Inc. 9.75% 2018	3,415	2,510
Alpha Natural Resources, Inc. 7.50% 2020[3]	2,275	2,042
American Energy (Marcellus), Term Loan B, 5.25% 2020[4,5,6]	925	920
American Energy (Marcellus), Term Loan A, 8.50% 2021[4,5,6]	650	647
American Energy (Permian Basin) 7.125% 2020[3]	1,100	1,012
American Energy (Permian Basin) 7.375% 2021[3]	1,000	920
Anadarko Petroleum Corp. 5.95% 2016	13,500	14,732
Anadarko Petroleum Corp. 6.375% 2017	12,500	14,157
Anadarko Petroleum Corp. 8.70% 2019	8,045	10,130
Anadarko Petroleum Corp. 3.45% 2024	2,310	2,274
Anadarko Petroleum Corp. 6.45% 2036	685	837
Anadarko Petroleum Corp. 6.20% 2040	1,500	1,841
Anadarko Petroleum Corp. 4.50% 2044	555	537
Arch Coal, Inc. 7.00% 2019	1,125	603
Arch Coal, Inc. 8.00% 2019[3]	725	625
Arch Coal, Inc. 9.875% 2019	350	205
BG Energy Capital PLC 2.50% 2015[3]	7,200	7,338
BG Energy Capital PLC 2.875% 2016[3]	8,635	8,937
The Bond Fund of America — Page 6 of 41

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
BG Energy Capital PLC 4.00% 2021[3]	$2,400	$2,515
Boardwalk Pipeline Partners 3.375% 2023	5,000	4,663
BP Capital Markets PLC 0.657% 2016[4]	13,380	13,407
California Resources Corp. 5.00% 2020[3]	1,100	1,119
Canadian Natural Resources Ltd. 3.45% 2021	6,185	6,370
Canadian Natural Resources Ltd. 3.80% 2024	1,780	1,807
Cenovus Energy Inc. 3.00% 2022	25,115	24,580
Cenovus Energy Inc. 3.80% 2023	10,250	10,493
Chevron Corp. 2.355% 2022	7,500	7,157
CNOOC Finance (2013) Ltd. 3.00% 2023	2,615	2,435
Devon Energy Corp. 2.25% 2018	12,495	12,481
Devon Energy Corp. 3.25% 2022	36,825	36,629
Devon Energy Corp. 4.75% 2042	2,050	2,047
Diamond Offshore Drilling, Inc. 4.875% 2043	24,970	23,232
Ecopetrol SA 5.875% 2023	2,700	2,987
Ecopetrol SA 5.875% 2045	2,755	2,805
Enbridge Energy Partners, LP, Series B, 6.50% 2018	25,120	28,774
Enbridge Energy Partners, LP 9.875% 2019	27,005	35,026
Enbridge Energy Partners, LP 5.20% 2020	1,500	1,671
Enbridge Energy Partners, LP 4.20% 2021	6,100	6,449
Enbridge Energy Partners, LP 5.50% 2040	3,500	3,764
Enbridge Inc. 5.60% 2017	17,750	19,522
Enbridge Inc. 4.00% 2023	22,440	23,283
EnLink Midstream Partners, LP 4.40% 2024	1,190	1,238
Enterprise Products Operating LLC 5.20% 2020	1,925	2,165
Enterprise Products Operating LLC 4.05% 2022	8,300	8,780
Enterprise Products Operating LLC 3.35% 2023	7,445	7,343
Enterprise Products Operating LLC 3.90% 2024	13,470	13,699
Enterprise Products Operating LLC 4.85% 2044	1,250	1,275
Enterprise Products Operating LLC 5.10% 2045	1,545	1,636
Exxon Mobil Corp. 0.921% 2017	13,000	12,982
Exxon Mobil Corp. 1.819% 2019	3,670	3,673
Exxon Mobil Corp. 3.176% 2024	5,950	6,077
Gazprom OJSC 5.092% 2015[3]	4,825	4,915
Gazprom OJSC 6.51% 2022[3]	14,500	14,826
Gazprom OJSC, Series 9, 6.51% 2022	5,000	5,113
Kinder Morgan Energy Partners, LP 5.125% 2014	13,410	13,483
Kinder Morgan Energy Partners, LP 5.625% 2015	12,600	12,838
Kinder Morgan Energy Partners, LP 6.00% 2017	15,000	16,492
Kinder Morgan Energy Partners, LP 9.00% 2019	4,395	5,482
Kinder Morgan Energy Partners, LP 5.30% 2020	1,250	1,378
Kinder Morgan Energy Partners, LP 6.85% 2020	16,835	19,771
Kinder Morgan Energy Partners, LP 3.50% 2021	1,400	1,407
Kinder Morgan Energy Partners, LP 4.15% 2022	5,000	5,061
Kinder Morgan Energy Partners, LP 3.50% 2023	6,160	5,862
Kinder Morgan Energy Partners, LP 4.15% 2024	7,900	7,852
Kinder Morgan Energy Partners, LP 4.25% 2024	13,505	13,387
Kinder Morgan Energy Partners, LP 6.95% 2038	2,350	2,750
Kinder Morgan Energy Partners, LP 6.55% 2040	2,000	2,310
Kinder Morgan Energy Partners, LP 5.00% 2042	3,000	2,837
Kinder Morgan Energy Partners, LP 5.40% 2044	11,800	11,612
Kinder Morgan Energy Partners, LP 5.50% 2044	4,479	4,505
NGPL PipeCo LLC 9.625% 2019[3]	3,725	3,967
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[3,5]	5,123	5,297
The Bond Fund of America — Page 7 of 41

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[3,5]	$6,561	$6,824
Peabody Energy Corp. 6.00% 2018	12,695	12,505
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	7,915	9,225
Petrobras Global Finance Co. 5.625% 2043	1,060	945
Petrobras International Finance Co. 5.375% 2021	810	822
Petróleos Mexicanos 4.875% 2022	1,115	1,187
Petróleos Mexicanos 6.50% 2041	6,150	7,144
Petróleos Mexicanos 5.50% 2044	18,230	18,697
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[3,5]	18,953	19,759
QGOG Constellation SA 6.25% 2019[3]	5,645	5,659
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3,5]	9,768	10,598
Ras Laffan Liquefied Natural Gas III 5.832% 2016[5]	758	802
Ras Laffan Liquefied Natural Gas III 6.332% 2027[5]	2,000	2,338
Schlumberger Investment SA 3.65% 2023	6,550	6,793
Shell International Finance BV 3.10% 2015	10,000	10,208
Shell International Finance BV 2.00% 2018	8,105	8,170
Spectra Energy Partners, LP 2.95% 2018	2,430	2,502
Statoil ASA 3.125% 2017	10,000	10,505
Statoil ASA 0.524% 2018[4]	7,690	7,697
Statoil ASA 1.95% 2018	6,110	6,140
Statoil ASA 3.70% 2024	5,000	5,194
StatoilHydro ASA 2.90% 2014	15,360	15,373
Teekay Corp. 8.50% 2020	2,000	2,230
Total Capital International 2.10% 2019	17,340	17,287
Total Capital International 3.75% 2024	18,850	19,399
Total Capital SA 3.00% 2015	17,000	17,330
TransCanada PipeLines Ltd. 6.50% 2018	7,500	8,701
Transocean Inc. 5.05% 2016	2,405	2,565
Transocean Inc. 2.50% 2017	7,935	7,941
Transocean Inc. 6.375% 2021	23,480	25,017
Transocean Inc. 3.80% 2022	6,300	5,793
Transportadora de Gas Peru SA 4.25% 2028[3,5]	4,570	4,353
Western Gas Partners LP 2.60% 2018	515	520
Williams Partners LP 3.80% 2015	15,800	15,977
Williams Partners LP 5.25% 2020	11,625	12,927
Williams Partners LP 4.50% 2023	3,975	4,163
Williams Partners LP 4.30% 2024	18,870	19,289
Williams Partners LP 3.90% 2025	5,250	5,167
Williams Partners LP 5.40% 2044	8,000	8,517
Woodside Finance Ltd. 4.60% 2021[3]	9,565	10,357
		920,116
Utilities 2.58%
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[3]	1,055	1,233
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[3]	610	603
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036	1,500	1,824
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[3]	1,000	1,216
American Electric Power Co. 1.65% 2017	7,180	7,183
American Electric Power Co. 2.95% 2022	14,416	14,097
CEZ, a s 4.25% 2022[3]	1,510	1,601
Cleveland Electric Illuminating Co. 8.875% 2018	12,864	16,095
CMS Energy Corp. 8.75% 2019	7,156	9,097
CMS Energy Corp. 6.25% 2020	11,156	13,090
CMS Energy Corp. 5.05% 2022	15,657	17,526
The Bond Fund of America — Page 8 of 41

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
CMS Energy Corp. 3.875% 2024	$15,595	$15,986
CMS Energy Corp. 4.70% 2043	1,562	1,584
CMS Energy Corp. 4.875% 2044	4,888	5,092
Colbun SA 6.00% 2020[3]	2,400	2,658
Colbun SA 4.50% 2024[3]	2,450	2,441
Comision Federal de Electricidad 4.875% 2024[3]	2,500	2,634
Consumers Energy Co. 2.85% 2022	12,500	12,483
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	2,500	2,918
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	731	879
Consumers Energy Co., First Mortgage Bonds, 3.125% 2024	3,140	3,128
Duke Energy Corp. 3.95% 2023	9,800	10,221
Duke Energy Corp. 3.75% 2024	11,445	11,760
E.ON International Finance BV 5.80% 2018[3]	15,000	16,953
EDP Finance BV 5.25% 2021[3]	5,000	5,209
Electricité de France SA 1.15% 2017[3]	3,000	2,994
Electricité de France SA 4.875% 2044[3]	1,850	1,962
Electricité de France SA 6.00% 2114	£1,000	2,007
Empresa Nacional de Electricidad SA 8.625% 2015	$3,000	3,178
Empresa Nacional de Electricidad SA 4.25% 2024	1,500	1,508
Enel Finance International SA 5.125% 2019[3]	2,000	2,208
Enel Finance International SA 6.00% 2039[3]	2,210	2,525
Enel Società per Azioni 8.75% 2073[3,4]	9,500	11,091
Entergy Arkansas, INC 3.05% 2023	6,100	6,018
Entergy Corp. 4.70% 2017	9,900	10,595
Eskom Holdings SOC Ltd. 5.75% 2021	11,000	11,140
Iberdrola Finance Ireland 5.00% 2019[3]	4,000	4,433
Israel Electric Corp. Ltd. 8.10% 2096[3]	6,250	6,734
MidAmerican Energy Holdings Co. 5.75% 2018	35,700	40,354
MidAmerican Energy Holdings Co. 3.75% 2023	11,635	11,962
MidAmerican Energy Holdings Co. 5.75% 2035	67	82
National Grid PLC 6.30% 2016	31,805	34,864
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	21,035	27,728
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	9,850	11,891
Niagara Mohawk Power Corp. 3.553% 2014[3]	14,850	14,850
Niagara Mohawk Power Corp. 3.508% 2024[3]	4,230	4,265
Niagara Mohawk Power Corp. 4.278% 2034[3]	2,500	2,523
Northern States Power Co. 5.25% 2035	2,885	3,418
NV Energy, Inc 6.25% 2020	31,400	36,985
Ohio Power Co., Series G, 6.60% 2033	1,500	1,937
Pacific Gas and Electric Co. 8.25% 2018	4,000	4,922
Pacific Gas and Electric Co. 2.45% 2022	7,500	7,132
Pacific Gas and Electric Co. 3.25% 2023	15,700	15,577
Pacific Gas and Electric Co. 3.85% 2023	6,829	7,096
Pacific Gas and Electric Co. 3.40% 2024	24,374	24,254
Pacific Gas and Electric Co. 3.75% 2024	4,470	4,584
Pacific Gas and Electric Co. 3.75% 2042	139	127
Pacific Gas and Electric Co. 4.75% 2044	745	790
PacifiCorp., First Mortgage Bonds, 2.95% 2023	1,300	1,288
PG&E Corp. 2.40% 2019	4,945	4,957
Progress Energy, Inc. 7.05% 2019	8,340	10,011
Progress Energy, Inc. 7.00% 2031	2,500	3,311
Progress Energy, Inc. 7.75% 2031	5,670	7,990
PSEG Power LLC 2.75% 2016	3,140	3,247
Public Service Co. of Colorado 5.80% 2018	9,606	10,911
The Bond Fund of America — Page 9 of 41

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Public Service Co. of Colorado 5.125% 2019	$125	$142
Public Service Co. of Colorado 3.20% 2020	5,279	5,491
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,190	2,457
Public Service Electric and Gas Co. 2.00% 2019	13,136	13,092
Puget Sound Energy, Inc., First Lien, 6.50% 2020	12,003	14,228
Puget Sound Energy, Inc., First Lien, 6.00% 2021	13,305	15,496
Puget Sound Energy, Inc., First Lien, 5.625% 2022	16,162	18,579
Puget Sound Energy Inc. 6.724% 2036	2,250	3,112
Scottish Power PLC 5.375% 2015	10,000	10,205
Southern Co. 2.15% 2019	9,325	9,235
Tampa Electric Co. 2.60% 2022	4,575	4,428
Tampa Electric Co. 4.10% 2042	5,060	5,019
Tampa Electric Co. 4.35% 2044	1,455	1,503
Teco Finance, Inc. 4.00% 2016	2,060	2,153
Teco Finance, Inc. 5.15% 2020	11,923	13,299
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[3,5]	1,230	1,306
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	11,312
Virginia Electric and Power Co. 1.20% 2018	9,600	9,476
Virginia Electric and Power Co. 2.95% 2022	3,535	3,572
Virginia Electric and Power Co. 3.45% 2024	6,310	6,427
Virginia Electric and Power Co. 4.45% 2044	9,500	9,900
Xcel Energy Inc. 4.70% 2020	4,980	5,529
Xcel Energy Inc. 6.50% 2036	115	151
		707,072
Consumer discretionary 2.56%
21st Century Fox America, Inc. 3.70% 2024[3]	7,235	7,188
21st Century Fox America, Inc. 4.75% 2044[3]	1,250	1,260
American Honda Finance Corp. 2.25% 2019	13,500	13,495
Bed Bath & Beyond Inc. 3.749% 2024	5,370	5,333
Burger King Corp 0%/11.00% 2019[3,7]	8,075	7,550
Carnival Corp. 3.95% 2020	8,375	8,782
CBS Corp. 1.95% 2017	2,000	2,027
CBS Corp. 2.30% 2019	13,750	13,582
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	1,630	1,699
Comcast Corp. 5.875% 2018	7,320	8,309
Comcast Corp. 5.15% 2020	7,500	8,513
Comcast Corp. 4.65% 2042	5,035	5,220
Comcast Corp. 4.75% 2044	11,700	12,393
Cooper-Standard Holdings Inc., Term Loan B, 4.00% 2021[4,5,6]	1,397	1,383
Cox Communications, Inc. 5.45% 2014	3,437	3,471
Cox Communications, Inc. 2.95% 2023[3]	14,400	13,507
DaimlerChrysler North America Holding Corp. 1.30% 2015[3]	11,000	11,070
DaimlerChrysler North America Holding Corp. 1.25% 2016[3]	6,250	6,294
DaimlerChrysler North America Holding Corp. 2.625% 2016[3]	7,250	7,465
DaimlerChrysler North America Holding Corp. 1.375% 2017[3]	13,080	13,029
DaimlerChrysler North America Holding Corp. 1.10% 2018[3,4]	7,500	7,632
DaimlerChrysler North America Holding Corp. 1.875% 2018[3]	13,450	13,449
DaimlerChrysler North America Holding Corp. 2.375% 2018[3]	9,200	9,322
DaimlerChrysler North America Holding Corp. 2.875% 2021[3]	26,250	26,428
DaimlerChrysler North America Holding Corp. 3.25% 2024[3]	10,675	10,534
DaimlerChrysler North America Holding Corp. 8.50% 2031	3,000	4,544
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 5.15% 2042	2,700	2,740
DISH DBS Corp. 4.25% 2018	10,500	10,552
The Bond Fund of America — Page 10 of 41

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Dollar General Corp. 4.125% 2017	$938	$980
Dollar General Corp. 1.875% 2018	1,817	1,752
Dollar General Corp. 3.25% 2023	21,283	19,052
Ford Motor Co. 4.75% 2043	2,500	2,512
Ford Motor Credit Co. 1.70% 2016	10,500	10,592
Ford Motor Credit Co. 2.50% 2016	9,000	9,168
Ford Motor Credit Co. 2.375% 2018	11,550	11,667
Ford Motor Credit Co. 2.375% 2019	22,325	22,127
Ford Motor Credit Co. 4.375% 2023	14,665	15,400
Ford Motor Credit Co. 3.664% 2024	15,000	14,724
Gannett Co., Inc. 4.875% 2021[3]	860	834
General Motors Financial Co. 3.00% 2017	3,030	3,064
General Motors Financial Co. 3.25% 2018	2,365	2,395
General Motors Financial Co. 3.50% 2019	3,035	3,062
General Motors Financial Co. 4.375% 2021	5,000	5,119
Grupo Televisa, SAB 6.625% 2040	5,200	6,311
Grupo Televisa, SAB 7.25% 2043	MXN25,290	1,594
Home Depot, Inc. 2.00% 2019	$25,500	25,361
Home Depot, Inc. 4.40% 2021	7,500	8,352
Home Depot, Inc. 3.75% 2024	2,200	2,293
Home Depot, Inc. 4.40% 2045	13,075	13,273
Macy’s Retail Holdings, Inc. 7.875% 2015[4]	9,891	10,453
MGM Resorts International 8.625% 2019	3,000	3,398
NBC Universal Enterprise, Inc. 0.919% 2018[3,4]	10,425	10,539
NBC Universal Enterprise, Inc. 1.974% 2019[3]	7,175	7,089
NBC Universal Enterprise, Inc. 5.25% (undated)[3]	17,895	18,700
NBCUniversal Media, LLC 2.875% 2016	15,000	15,470
NBCUniversal Media, LLC 2.875% 2023	5,000	4,915
News America Inc. 6.90% 2019	12,750	15,132
News America Inc. 6.15% 2037	300	358
News America Inc. 5.40% 2043	1,000	1,097
RCI Banque 3.50% 2018[3]	18,500	19,141
Seminole Tribe of Florida 7.804% 2020[3,5]	6,440	6,987
Thomson Reuters Corp. 1.30% 2017	1,890	1,888
Thomson Reuters Corp. 1.65% 2017	14,825	14,816
Thomson Reuters Corp. 6.50% 2018	25,855	29,840
Thomson Reuters Corp. 4.30% 2023	8,805	9,212
Thomson Reuters Corp. 5.65% 2043	1,905	2,124
Time Inc., Term Loan B, 4.25% 2021[4,5,6]	9,850	9,752
Time Warner Cable Inc. 6.75% 2018	11,650	13,559
Time Warner Inc. 5.875% 2016	19,170	21,043
Time Warner Inc. 3.55% 2024	4,000	3,949
Time Warner Inc. 7.57% 2024	12,340	15,786
Time Warner Inc. 6.20% 2040	9,450	11,134
Toyota Motor Credit Corp. 0.875% 2015	11,000	11,050
Toyota Motor Credit Corp. 2.125% 2019	2,000	1,996
Viacom Inc. 4.25% 2023	2,735	2,823
Viacom Inc. 5.85% 2043	7,100	7,918
Volkswagen International Finance NV 4.00% 2020[3]	11,650	12,442
WPP Finance 2010 3.75% 2024	3,000	2,966
Wynn Macau, Ltd. 5.25% 2021[3]	425	412
		702,392
The Bond Fund of America — Page 11 of 41

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care 2.47%	Principal amount (000)	Value (000)
AbbVie Inc. 1.75% 2017	$8,750	$8,727
AbbVie Inc. 2.90% 2022	16,615	15,918
Aetna Inc. 1.50% 2017	6,730	6,708
Aetna Inc. 2.20% 2019	7,450	7,388
Aetna Inc. 4.75% 2044	1,000	1,021
Amgen Inc. 2.20% 2019	415	411
Baxter International Inc. 1.85% 2018	4,850	4,835
Baxter International Inc. 3.20% 2023	3,955	3,911
Biogen Idec Inc. 6.875% 2018	17,000	19,747
Boston Scientific Corp. 6.00% 2020	8,075	9,219
Cardinal Health, Inc. 4.00% 2015	3,990	4,089
Cardinal Health, Inc. 1.90% 2017	5,650	5,716
Cardinal Health, Inc. 1.70% 2018	2,210	2,191
Catalent Pharma Solutions Inc., Term Loan, 6.50% 2017[4,5,6]	449	450
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,250	1,257
Celgene Corp 3.625% 2024	6,700	6,644
Celgene Corp 4.625% 2044	13,880	13,672
Centene Corp. 5.75% 2017	1,815	1,931
Centene Corp. 4.75% 2022	3,155	3,167
Community Health Systems, Inc. 5.125% 2018	870	896
DENTSPLY International Inc. 2.75% 2016	5,620	5,782
Dignity Health 3.125% 2022	4,100	3,901
DJO Finance LLC 9.75% 2017	5,175	5,279
DJO Finance LLC 7.75% 2018	995	1,005
DJO Finance LLC 9.875% 2018	910	958
Express Scripts Inc. 2.75% 2014	14,500	14,546
Express Scripts Inc. 3.125% 2016	15,127	15,673
Express Scripts Inc. 2.65% 2017	5,500	5,659
Forest Laboratories, Inc. 5.00% 2021[3]	1,215	1,301
Gilead Sciences, Inc. 2.40% 2014	7,215	7,241
Gilead Sciences, Inc. 3.70% 2024	25,405	25,927
Gilead Sciences, Inc. 4.80% 2044	5,860	6,213
GlaxoSmithKline Capital Inc. 5.65% 2018	15,000	16,997
HCA Inc. 3.75% 2019	9,250	9,065
HCA Inc. 6.50% 2020	1,090	1,192
Humana Inc. 2.625% 2019	2,870	2,872
Humana Inc. 3.85% 2024	10,950	10,969
Humana Inc. 4.95% 2044	7,050	7,094
INC Research LLC 11.50% 2019[3]	9,145	10,151
inVentiv Health Inc, Term Loan B4, 7.75% 2018[4,5,6]	2,325	2,315
inVentiv Health Inc. 9.00% 2018[3]	4,465	4,655
inVentiv Health Inc. 11.00% 2018[3]	6,795	5,504
inVentiv Health Inc. 12.00% 2018[3,4,8]	9,765	9,081
Kinetic Concepts, Inc. 10.50% 2018	11,865	12,933
Kinetic Concepts, Inc. 12.50% 2019	1,560	1,743
McKesson Corp. 3.25% 2016	1,580	1,632
McKesson Corp. 1.292% 2017	8,300	8,275
McKesson Corp. 1.40% 2018	370	363
McKesson Corp. 2.284% 2019	11,850	11,778
McKesson Corp. 3.796% 2024	19,610	19,818
McKesson Corp. 4.883% 2044	870	899
Medco Health Solutions, Inc. 2.75% 2015	10,310	10,508
Medtronic, Inc. 4.625% 2044	5,107	5,278
Merck & Co., Inc. 2.80% 2023	17,590	17,142
The Bond Fund of America — Page 12 of 41

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Multiplan Inc., Term Loan B, 4.00% 2021[4,5,6]	$9,847	$9,633
Novartis Capital Corp. 3.40% 2024	22,045	22,444
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[4,5,6]	3,676	3,641
Pfizer Inc. 2.10% 2019	13,000	13,012
Pfizer Inc. 4.40% 2044	1,750	1,772
PRA Holdings, Inc. 9.50% 2023[3]	1,580	1,730
Roche Holdings, Inc. 2.25% 2019[3]	29,500	29,420
Roche Holdings, Inc. 6.00% 2019[3]	8,656	10,039
Roche Holdings, Inc. 2.875% 2021[3]	13,750	13,755
Roche Holdings, Inc. 3.35% 2024[3]	3,280	3,294
Roche Holdings, Inc. 7.00% 2039[3]	13,360	18,717
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[4,5,6]	3,564	3,546
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[4,5,6]	2,715	2,701
Rotech Healthcare Inc., Term Loan, 13.00% 2020[4,5,6,8]	5,663	5,635
Schering-Plough Corp. 6.00% 2017	5,300	6,001
Symbion Inc. 8.00% 2016	3,950	4,098
Tenet Healthcare Corp., First Lien, 4.75% 2020	1,035	1,032
Tenet Healthcare Corp., First Lien, 6.00% 2020	8,830	9,360
Thermo Fisher Scientific Inc. 1.30% 2017	14,130	14,096
Thermo Fisher Scientific Inc. 2.40% 2019	2,405	2,412
Thermo Fisher Scientific Inc. 4.15% 2024	18,290	18,979
UnitedHealth Group Inc. 0.85% 2015	5,525	5,543
UnitedHealth Group Inc. 1.40% 2017	6,095	6,091
UnitedHealth Group Inc. 6.00% 2017	17,920	20,098
UnitedHealth Group Inc. 2.875% 2023	15,985	15,639
VPI Escrow Corp. 6.75% 2018[3]	3,650	3,860
VPI Escrow Corp. 6.375% 2020[3]	8,880	9,158
VWR Funding, Inc. 7.25% 2017	5,655	5,909
WellPoint, Inc. 2.30% 2018	6,680	6,705
WellPoint, Inc. 2.25% 2019	18,500	18,241
WellPoint, Inc. 3.50% 2024	9,200	8,994
		677,202
Consumer staples 2.19%
Altria Group, Inc. 9.25% 2019	4,392	5,725
Altria Group, Inc. 2.85% 2022	5,000	4,799
Altria Group, Inc. 2.95% 2023	16,500	15,762
Altria Group, Inc. 4.00% 2024	3,600	3,682
Altria Group, Inc. 9.95% 2038	6,350	10,531
Altria Group, Inc. 10.20% 2039	4,000	6,760
Altria Group, Inc. 4.50% 2043	3,500	3,317
Altria Group, Inc. 5.375% 2044	1,700	1,818
Anheuser-Busch InBev NV 3.625% 2015	25,250	25,689
Anheuser-Busch InBev NV 4.125% 2015	32,375	32,722
British American Tobacco International Finance PLC 9.50% 2018[3]	15,750	20,166
Coca-Cola Co. 1.50% 2015	18,970	19,186
Coca-Cola Co. 1.80% 2016	10,500	10,716
Coca-Cola Co. 3.15% 2020	4,190	4,372
ConAgra Foods, Inc. 1.30% 2016	9,630	9,672
ConAgra Foods, Inc. 1.90% 2018	19,775	19,675
ConAgra Foods, Inc. 3.20% 2023	18,635	17,909
CVS Caremark Corp. 2.25% 2018	2,500	2,512
CVS Caremark Corp. 2.25% 2019	16,090	15,937
CVS Caremark Corp. 4.00% 2023	12,600	13,149
The Bond Fund of America — Page 13 of 41

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
CVS Caremark Corp. 3.375% 2024	$128	$127
CVS Caremark Corp. 5.30% 2043	4,075	4,583
Delhaize Group 6.50% 2017	16,205	18,156
Imperial Tobacco Finance PLC 2.05% 2018[3]	8,050	8,025
Imperial Tobacco Finance PLC 3.50% 2023[3]	2,673	2,618
Kraft Foods Inc. 1.625% 2015	6,120	6,166
Kraft Foods Inc. 2.25% 2017	5,300	5,403
Kraft Foods Inc. 6.50% 2040	2,000	2,485
Kraft Foods Inc. 5.00% 2042	3,400	3,568
Kroger Co. 3.90% 2015	10,000	10,327
Kroger Co. 3.85% 2023	4,470	4,565
Kroger Co. 5.00% 2042	2,750	2,859
Kroger Co. 5.15% 2043	9,905	10,632
Mondelez International, Inc. 4.00% 2024	5,100	5,237
PepsiCo, Inc. 2.50% 2016	7,500	7,724
Pernod Ricard SA 2.95% 2017[3]	13,500	13,926
Pernod Ricard SA 4.45% 2022[3]	36,850	39,011
Philip Morris International Inc. 1.875% 2019	15,975	15,840
Philip Morris International Inc. 3.60% 2023	4,545	4,612
Philip Morris International Inc. 4.875% 2043	3,000	3,202
Procter & Gamble Co. 3.50% 2015	150	152
Reynolds American Inc. 3.25% 2022	19,360	18,718
Reynolds American Inc. 4.85% 2023	3,750	4,003
Reynolds American Inc. 4.75% 2042	2,500	2,387
Reynolds American Inc. 6.15% 2043	4,600	5,281
SABMiller Holdings Inc. 2.45% 2017[3]	9,875	10,095
SABMiller Holdings Inc. 2.20% 2018[3]	2,600	2,597
SABMiller Holdings Inc. 3.75% 2022[3]	12,030	12,284
Tesco PLC 5.50% 2017[3]	12,459	13,549
Tyson Foods, Inc. 2.65% 2019	3,500	3,508
Tyson Foods, Inc. 3.95% 2024	4,200	4,217
Tyson Foods, Inc. 5.15% 2044	485	504
Wal-Mart Stores, Inc. 2.875% 2015	11,550	11,699
Wal-Mart Stores, Inc. 2.80% 2016	11,500	11,899
Wal-Mart Stores, Inc. 1.00% 2017	11,910	11,908
Wal-Mart Stores, Inc. 5.80% 2018	11,095	12,613
Wal-Mart Stores, Inc. 3.30% 2024	8,985	9,108
Wal-Mart Stores, Inc. 4.30% 2044	7,750	7,841
WM. Wrigley Jr. Co 2.40% 2018[3]	1,025	1,033
WM. Wrigley Jr. Co 3.375% 2020[3]	42,300	43,000
WM. Wrigley Jr. Co. 2.90% 2019[3]	2,800	2,843
		602,404
Industrials 2.07%
ABB Finance (USA) Inc. 2.875% 2022	2,000	1,981
ADT Corp. 4.125% 2019	3,875	3,807
AECOM Technology Corp. 5.75% 2022[3]	450	456
AECOM Technology Corp. 5.875% 2024[3]	550	561
AerCap Holdings NV 2.75% 2017[3]	1,650	1,613
Altegrity, Inc. 9.50% 2019[3]	3,675	3,399
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	12,170	11,972
Builders Firstsource 7.625% 2021[3]	1,650	1,683
Burlington Northern Santa Fe LLC 5.65% 2017	12,500	13,869
Burlington Northern Santa Fe LLC 5.75% 2018	6,535	7,395
The Bond Fund of America — Page 14 of 41

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Burlington Northern Santa Fe LLC 3.45% 2021	$2,800	$2,892
Burlington Northern Santa Fe LLC 3.05% 2022	8,290	8,193
Burlington Northern Santa Fe LLC 3.00% 2023	4,735	4,604
Burlington Northern Santa Fe LLC 3.85% 2023	2,000	2,070
Burlington Northern Santa Fe LLC 3.40% 2024	5,050	4,991
Burlington Northern Santa Fe LLC 3.75% 2024	2,435	2,486
Burlington Northern Santa Fe LLC 4.45% 2043	6,450	6,435
Burlington Northern Santa Fe LLC 4.55% 2044	2,010	2,017
Burlington Northern Santa Fe LLC 4.90% 2044	1,790	1,888
Canadian National Railway Co. 1.45% 2016	6,090	6,163
Canadian National Railway Co. 2.85% 2021	10,000	10,104
CEVA Group PLC, LOC, 6.50% 2021[4,5,6]	691	671
CEVA Group PLC, Term Loan B, 6.50% 2021[4,5,6]	1,000	972
CEVA Group PLC, Term Loan, 6.50% 2021[4,5,6]	725	704
CEVA Group PLC, Term Loan, 6.50% 2021[4,5,6]	125	121
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[5]	506	517
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[5]	521	557
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[5]	6,950	7,397
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[5]	11,486	12,196
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[5]	119	130
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[5]	6,657	7,418
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[5]	1,564	1,639
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[5]	207	231
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[5]	10,706	11,750
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[5]	11,774	13,282
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[5]	9,009	10,337
CSX Corp. 7.375% 2019	7,500	9,067
CSX Corp. 3.40% 2024	32,720	32,694
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[5]	1,247	1,453
ENA Norte Trust 4.95% 2028[3,5]	3,210	3,341
ERAC USA Finance Co. 5.625% 2042[3]	1,000	1,138
Euramax International, Inc. 9.50% 2016	6,060	5,939
European Aeronautic Defence and Space Company 2.70% 2023[3]	21,400	20,607
General Electric Capital Corp., Series A, 2.25% 2015	19,500	19,848
General Electric Capital Corp. 1.50% 2016	6,718	6,802
General Electric Capital Corp. 2.95% 2016	2,790	2,889
General Electric Capital Corp. 2.30% 2017	5,000	5,141
General Electric Capital Corp. 2.45% 2017	13,000	13,399
General Electric Capital Corp., Series A, 6.00% 2019	10,500	12,262
General Electric Capital Corp. 3.10% 2023	33,100	32,803
General Electric Co. 0.85% 2015	13,000	13,059
General Electric Co. 2.70% 2022	15,500	15,091
General Electric Co. 4.125% 2042	4,000	3,991
General Electric Co. 4.50% 2044	3,200	3,337
General Electric Corp. 5.25% 2017	4,377	4,859
Hardwoods Acquisition Inc 7.50% 2021[3]	2,400	2,376
Hawker Beechcraft Acquisition Co., LLC, LOC, 0.009% 2015[4,5,6,9]	1,043	991
HD Supply, Inc. 11.50% 2020	4,850	5,608
HDTFS Inc. 6.75% 2019	50	52
Honeywell International Inc. 5.00% 2019	8,725	9,775
Jeld-Wen Escrow Corp. 12.25% 2017[3]	8,200	8,743
Jeld-Wen Escrow Corp., Term Loan B, 5.25% 2021[4,5,6]	4,600	4,580
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[3]	3,000	2,910
Navios Maritime Holdings Inc. 7.375% 2022[3]	2,475	2,361
The Bond Fund of America — Page 15 of 41

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	$2,890	$2,738
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	1,650	1,605
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[3]	2,000	2,020
Norfolk Southern Corp. 5.75% 2016	3,390	3,599
Norfolk Southern Corp. 3.00% 2022	15,250	15,210
Nortek Inc. 10.00% 2018	3,100	3,278
Nortek Inc. 8.50% 2021	2,690	2,905
Ply Gem Industries, Inc. 6.50% 2022	3,800	3,624
Ply Gem Industries, Inc. 6.50% 2022[3]	900	858
R.R. Donnelley & Sons Co. 7.25% 2018	2,586	2,883
R.R. Donnelley & Sons Co. 7.00% 2022	2,000	2,120
Raytheon Co. 6.75% 2018	4,030	4,663
Red de Carreteras de Occidente 9.00% 2028[5]	MXN61,570	4,412
Republic Services, Inc. 5.00% 2020	$5,000	5,551
Republic Services, Inc. 3.55% 2022	500	509
Republic Services, Inc. 5.70% 2041	2,000	2,360
Union Pacific Corp. 5.75% 2017	12,250	13,868
United Technologies Corp. 1.80% 2017	3,660	3,717
United Technologies Corp. 4.50% 2042	14,195	14,913
US Investigations Services, Inc. 13.00% 2020[3,8]	3,527	1,472
US Investigations Services, Inc. 14.00% 2020[3,8]	743	310
US Investigations Services, Inc. 15.00% 2021[3,8]	2,586	747
Volvo Treasury AB 5.95% 2015[3]	52,193	53,549
Waste Management, Inc. 2.60% 2016	3,330	3,428
Waste Management, Inc. 4.60% 2021	5,455	6,021
		567,977
Telecommunication services 1.63%
América Móvil, SAB de CV 8.46% 2036	MXN27,000	1,967
AT&T Inc. 0.90% 2016	$10,000	10,015
AT&T Inc. 1.40% 2017	12,015	11,957
AT&T Inc. 4.80% 2044	8,200	8,098
British Telecommunications PLC 2.35% 2019	2,745	2,754
Deutsche Telekom International Finance BV 3.125% 2016[3]	11,650	12,026
Deutsche Telekom International Finance BV 2.25% 2017[3]	8,575	8,735
Deutsche Telekom International Finance BV 9.25% 2032	4,994	7,955
Digicel Group Ltd. 8.25% 2020[3]	6,450	6,676
Digicel Group Ltd. 6.00% 2021[3]	4,465	4,432
Digicel Group Ltd. 7.125% 2022[3]	1,975	1,976
France Télécom 2.125% 2015	4,200	4,253
France Télécom 4.125% 2021	2,025	2,141
Frontier Communications Corp. 8.125% 2018	3,675	4,125
Frontier Communications Corp. 6.875% 2025	825	817
LightSquared, Term Loan B, 12.00% 2014[5,6,8,10]	14,935	20,536
MetroPCS Wireless, Inc. 6.25% 2021	6,825	6,919
MetroPCS Wireless, Inc. 6.625% 2023	1,000	1,028
NII Capital Corp. 10.00% 2016[10]	4,900	1,445
NII Capital Corp. 7.875% 2019[3,10]	3,125	2,117
NII Capital Corp. 8.875% 2019	5,900	1,770
NII Capital Corp. 11.375% 2019[3,10]	9,485	6,426
NII Capital Corp. 7.625% 2021	13,780	2,687
Numerical Group SA, First Lien, 4.875% 2019[3]	8,950	8,872
Orange SA 2.75% 2019	8,938	9,056
SoftBank Corp. 4.50% 2020[3]	3,600	3,604
The Bond Fund of America — Page 16 of 41

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Sprint Corp. 7.875% 2023[3]	$8,000	$8,520
Sprint Nextel Corp. 8.375% 2017	3,075	3,448
Sprint Nextel Corp. 7.00% 2020	3,100	3,247
Telecom Italia Capital SA 6.999% 2018	13,887	15,692
Telecom Italia Capital SA 7.175% 2019	10,210	11,576
Telefónica Emisiones, SAU 3.992% 2016	14,500	15,093
Telefónica Emisiones, SAU 3.192% 2018	10,500	10,840
T-Mobile US, Inc. 6.542% 2020	5,250	5,401
T-Mobile US, Inc. 6.375% 2025	2,000	2,000
Trilogy International Partners, LLC 10.25% 2016[3]	2,250	2,308
Verizon Communications Inc. 3.00% 2016	24,000	24,746
Verizon Communications Inc. 0.632% 2017[4]	8,000	8,024
Verizon Communications Inc. 1.35% 2017	17,000	16,930
Verizon Communications Inc. 2.625% 2020[3]	2,110	2,087
Verizon Communications Inc. 5.15% 2023	27,310	30,228
Verizon Communications Inc. 4.15% 2024	11,405	11,780
Verizon Communications Inc. 5.05% 2034	17,256	18,317
Verizon Communications Inc. 6.55% 2043	40,733	50,965
Verizon Communications Inc. 4.862% 2046[3]	4,082	4,103
Verizon Communications Inc. 5.012% 2054[3]	40,873	41,245
Wind Acquisition SA 4.75% 2020[3]	3,625	3,503
Wind Acquisition SA 7.375% 2021[3]	5,000	5,037
		447,477
Materials 0.85%
ArcelorMittal 6.00% 2021[4]	735	775
ArcelorMittal 7.25% 2041[4]	5,105	5,182
Barrick Gold Corp. 3.85% 2022	3,000	2,894
BHP Billiton Finance (USA) Ltd. 5.00% 2043	2,300	2,533
CEMEX SAB de CV 5.875% 2019[3]	6,000	6,045
Cliffs Natural Resources Inc. 4.875% 2021	9,920	7,614
Dow Chemical Co. 5.70% 2018	1,004	1,134
Dow Chemical Co. 3.00% 2022	7,500	7,237
E.I. du Pont de Nemours and Co. 5.25% 2016	500	547
E.I. du Pont de Nemours and Co. 2.80% 2023	10,000	9,709
Ecolab Inc. 3.00% 2016	7,320	7,602
Ecolab Inc. 5.50% 2041	750	862
First Quantum Minerals Ltd. 6.75% 2020[3]	5,299	5,418
First Quantum Minerals Ltd. 7.00% 2021[3]	3,049	3,106
FMG Resources 6.00% 2017[3]	1,805	1,824
FMG Resources 6.875% 2018[3,5]	11,505	11,850
Georgia-Pacific Corp. 5.40% 2020[3]	2,000	2,264
Glencore Xstrata LLC 1.594% 2019[3,4]	6,275	6,329
Glencore Xstrata LLC 2.50% 2019[3]	6,500	6,371
Glencore Xstrata LLC 4.125% 2023[3]	4,000	3,967
Holcim Ltd. 6.00% 2019[3]	1,607	1,849
Holcim Ltd. 5.15% 2023[3]	3,315	3,636
International Paper Co. 7.95% 2018	4,500	5,378
International Paper Co. 3.65% 2024	8,900	8,655
Monsanto Co. 2.75% 2021	2,555	2,530
Monsanto Co. 3.375% 2024	7,400	7,379
Monsanto Co. 4.70% 2064	9,400	9,383
Mosaic Co. 4.25% 2023	9,500	9,909
Newcrest Finance Pty Ltd. 4.45% 2021[3]	11,305	10,884
The Bond Fund of America — Page 17 of 41

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Packaging Corp. of America 4.50% 2023	$1,585	$1,680
Potash Corp. of Saskatchewan Inc. 5.875% 2036	1,250	1,513
Reynolds Group Inc. 5.75% 2020	10,280	10,511
Rio Tinto Finance (USA) Ltd. 1.375% 2016	2,000	2,013
Rio Tinto Finance (USA) Ltd. 2.25% 2016	10,500	10,752
Rio Tinto Finance (USA) Ltd. 1.625% 2017	11,000	11,065
Rio Tinto Finance (USA) Ltd. 9.00% 2019	10,170	13,029
Ryerson Inc. 11.25% 2018	2,854	3,154
Tembec Industries Inc. 9.00% 2019[3]	1,140	1,151
Walter Energy, Inc. 9.50% 2019[3]	4,975	4,502
Xstrata Canada Financial Corp. 3.60% 2017[3]	9,750	10,144
Xstrata Canada Financial Corp. 4.95% 2021[3]	7,810	8,325
Yara International ASA 7.875% 2019[3]	2,175	2,626
		233,331
Information technology 0.50%
Alcatel-Lucent USA Inc. 4.625% 2017[3]	4,075	4,141
Alcatel-Lucent USA Inc. 6.75% 2020[3]	2,135	2,183
Alcatel-Lucent USA Inc. 8.875% 2020[3]	900	979
Avago Technologies Ltd., Term Loan B, 3.75% 2021[4,5,6]	18,504	18,360
First Data Corp. 11.75% 2021	2,000	2,325
Freescale Semiconductor, Inc. 5.00% 2021[3]	6,000	5,925
International Business Machines Corp. 2.00% 2016	12,500	12,721
International Business Machines Corp. 3.625% 2024	4,335	4,430
National Semiconductor Corp. 6.60% 2017	6,000	6,848
NXP BV and NXP Funding LLC 3.75% 2018[3]	4,100	4,049
Oracle Corp. 2.25% 2019	5,000	4,984
Oracle Corp. 2.80% 2021	26,100	25,949
Oracle Corp. 3.40% 2024	7,500	7,482
Oracle Corp. 4.50% 2044	2,500	2,537
Samsung Electronics America, Inc. 1.75% 2017[3]	4,500	4,516
SRA International, Inc. 11.00% 2019	3,000	3,210
SRA International, Inc., Term Loan B, 6.50% 2018[4,5,6]	8,436	8,446
Xerox Corp. 2.95% 2017	11,535	11,947
Xerox Corp. 2.75% 2019	5,000	5,044
		136,076
Total corporate bonds & notes		7,071,270
Mortgage-backed obligations 25.58% Federal agency mortgage-backed obligations 20.23%
Fannie Mae 3.306% 2017[4,5]	3,913	4,099
Fannie Mae 11.038% 2020[4,5]	31	35
Fannie Mae 5.00% 2023[5]	1,912	2,071
Fannie Mae 5.50% 2023[5]	10,566	11,469
Fannie Mae 6.00% 2023[5]	280	307
Fannie Mae 4.50% 2024[5]	6,246	6,670
Fannie Mae 4.50% 2025[5]	7,690	8,216
Fannie Mae 4.50% 2025[5]	4,880	5,207
Fannie Mae 4.50% 2025[5]	4,774	5,095
Fannie Mae 2.403% 2026[4,5]	192	201
Fannie Mae 6.00% 2026[5]	4,942	5,580
Fannie Mae 2.50% 2027[5]	24,754	25,051
Fannie Mae 2.50% 2027[5]	7,121	7,206
The Bond Fund of America — Page 18 of 41

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 2.50% 2027[5]	$4,886	$4,945
Fannie Mae 2.50% 2027[5]	2,226	2,253
Fannie Mae 2.50% 2027[5]	1,671	1,691
Fannie Mae 2.50% 2027[5]	1,475	1,493
Fannie Mae 2.50% 2027[5]	1,303	1,313
Fannie Mae 2.50% 2027[5]	823	832
Fannie Mae 2.50% 2027[5]	695	704
Fannie Mae 2.50% 2027[5]	691	699
Fannie Mae 5.50% 2027[5]	2,497	2,779
Fannie Mae 2.50% 2028[5]	24,483	24,777
Fannie Mae 2.50% 2028[5]	6,807	6,889
Fannie Mae 6.00% 2028[5]	778	876
Fannie Mae 6.50% 2032[5]	121	129
Fannie Mae 4.50% 2034[5]	26,739	28,948
Fannie Mae 6.50% 2034[5]	492	536
Fannie Mae 6.50% 2036[5]	3,368	3,807
Fannie Mae 6.50% 2036[5]	2,185	2,475
Fannie Mae 7.00% 2036[5]	664	737
Fannie Mae 7.00% 2036[5]	280	282
Fannie Mae 7.50% 2036[5]	359	411
Fannie Mae 8.00% 2036[5]	355	408
Fannie Mae 6.00% 2037[5]	1,578	1,774
Fannie Mae 6.00% 2037[5]	762	857
Fannie Mae 6.50% 2037[5]	2,622	2,957
Fannie Mae 6.50% 2037[5]	1,773	1,994
Fannie Mae 6.50% 2037[5]	1,554	1,697
Fannie Mae 6.50% 2037[5]	156	167
Fannie Mae 7.00% 2037[5]	982	1,105
Fannie Mae 7.00% 2037[5]	807	909
Fannie Mae 7.00% 2037[5]	540	590
Fannie Mae 7.00% 2037[5]	241	266
Fannie Mae 7.00% 2037[5]	136	152
Fannie Mae 7.00% 2037[5]	120	132
Fannie Mae 7.50% 2037[5]	390	446
Fannie Mae 7.50% 2037[5]	256	293
Fannie Mae 7.50% 2037[5]	166	190
Fannie Mae 7.50% 2037[5]	158	181
Fannie Mae 7.50% 2037[5]	124	141
Fannie Mae 7.50% 2037[5]	112	126
Fannie Mae 7.50% 2037[5]	100	114
Fannie Mae 7.50% 2037[5]	82	96
Fannie Mae 7.50% 2037[5]	66	69
Fannie Mae 7.50% 2037[5]	26	30
Fannie Mae 8.00% 2037[5]	119	129
Fannie Mae 5.28% 2038[4,5]	320	345
Fannie Mae 5.50% 2038[5]	44	49
Fannie Mae 6.00% 2038[5]	1,218	1,375
Fannie Mae 6.50% 2038[5]	55,147	62,186
Fannie Mae 2.19% 2039[4,5]	1,458	1,556
Fannie Mae 2.25% 2039[4,5]	1,025	1,096
Fannie Mae 2.28% 2039[4,5]	702	753
Fannie Mae 2.286% 2039[4,5]	1,512	1,621
Fannie Mae 2.335% 2039[4,5]	697	748
Fannie Mae 3.21% 2039[4,5]	2,346	2,483
The Bond Fund of America — Page 19 of 41

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 3.446% 2039[4,5]	$6,261	$6,692
Fannie Mae 3.636% 2039[4,5]	271	291
Fannie Mae 3.766% 2039[4,5]	1,400	1,468
Fannie Mae 3.937% 2039[4,5]	3,553	3,735
Fannie Mae 3.961% 2039[4,5]	742	777
Fannie Mae 4.50% 2039[5]	19,057	20,600
Fannie Mae 5.00% 2039[5]	15,993	17,813
Fannie Mae 5.50% 2039[5]	13,278	14,796
Fannie Mae 5.50% 2039[5]	1,962	2,186
Fannie Mae 3.225% 2040[4,5]	16,388	17,423
Fannie Mae 3.608% 2040[4,5]	3,175	3,382
Fannie Mae 4.00% 2040[5]	1,818	1,927
Fannie Mae 4.193% 2040[4,5]	1,069	1,134
Fannie Mae 4.378% 2040[4,5]	3,628	3,858
Fannie Mae 4.50% 2040[5]	4,357	4,714
Fannie Mae 5.00% 2040[5]	1,918	2,135
Fannie Mae 5.50% 2040[5]	8,375	9,360
Fannie Mae 5.50% 2040[5]	1,058	1,179
Fannie Mae 2.924% 2041[4,5]	2,742	2,858
Fannie Mae 3.531% 2041[4,5]	1,309	1,369
Fannie Mae 3.547% 2041[4,5]	8,596	8,996
Fannie Mae 3.746% 2041[4,5]	3,208	3,419
Fannie Mae 4.00% 2041[5]	13,066	13,882
Fannie Mae 4.00% 2041[5]	3,013	3,193
Fannie Mae 4.00% 2041[5]	1,731	1,835
Fannie Mae 4.00% 2041[5]	1,489	1,579
Fannie Mae 4.00% 2041[5]	998	1,059
Fannie Mae 4.50% 2041[5]	4,630	5,009
Fannie Mae 5.00% 2041[5]	13,583	15,070
Fannie Mae 5.00% 2041[5]	6,060	6,780
Fannie Mae 5.00% 2041[5]	4,630	5,180
Fannie Mae 5.00% 2041[5]	2,979	3,331
Fannie Mae 5.00% 2041[5]	1,921	2,149
Fannie Mae 3.50% 2042[5]	37,909	38,836
Fannie Mae 3.50% 2042[5]	21,210	21,760
Fannie Mae 3.50% 2042[5]	18,136	18,577
Fannie Mae 3.50% 2042[5]	10,953	11,245
Fannie Mae 3.50% 2042[5]	5,959	6,116
Fannie Mae 4.00% 2042[5]	30,260	32,152
Fannie Mae 4.00% 2042[5]	17,683	18,718
Fannie Mae 4.00% 2042[5]	15,144	16,053
Fannie Mae 4.00% 2042[5]	9,225	9,801
Fannie Mae 4.00% 2042[5]	7,717	8,200
Fannie Mae 4.00% 2042[5]	4,961	5,259
Fannie Mae 4.00% 2042[5]	1,450	1,541
Fannie Mae 4.00% 2042[5]	691	730
Fannie Mae 3.00% 2043[5]	35,392	34,948
Fannie Mae 3.00% 2043[5]	28,939	28,581
Fannie Mae 3.00% 2043[5]	19,273	19,039
Fannie Mae 3.00% 2043[5]	14,544	14,364
Fannie Mae 3.00% 2043[5]	9,601	9,483
Fannie Mae 3.00% 2043[5]	9,530	9,414
Fannie Mae 3.00% 2043[5]	4,759	4,700
Fannie Mae 3.00% 2043[5]	4,391	4,336
The Bond Fund of America — Page 20 of 41

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2043[5]	$12,577	$13,312
Fannie Mae 4.00% 2043[5]	11,675	12,405
Fannie Mae 3.111% 2044[4,5]	1,236	1,284
Fannie Mae 3.50% 2044[5,11]	487,713	497,124
Fannie Mae 3.50% 2044[5,11]	255,968	261,667
Fannie Mae 4.00% 2044[5,11]	428,552	450,348
Fannie Mae 4.00% 2044[5,11]	408,683	430,745
Fannie Mae 4.00% 2044[5]	8,233	8,735
Fannie Mae 4.00% 2044[5]	3,846	4,086
Fannie Mae 4.50% 2044[5,11]	1,702,800	1,832,872
Fannie Mae 5.00% 2044[5,11]	69,725	76,970
Fannie Mae 6.50% 2047[5]	119	134
Fannie Mae 7.00% 2047[5]	485	547
Fannie Mae 7.00% 2047[5]	28	31
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017[5]	659	685
Fannie Mae, Series 2001-4, Class GA, 9.449% 2025[4,5]	94	107
Fannie Mae, Series 2001-4, Class NA, 10.171% 2025[4,5]	114	127
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028[5]	1,013	1,006
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029[5]	245	285
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[5]	1,902	2,130
Fannie Mae, Series 2001-20, Class E, 9.561% 2031[4,5]	20	22
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035[5]	2,157	2,432
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[5]	2,632	2,493
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[5]	2,239	2,069
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[5]	681	610
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036[5]	1,908	2,095
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036[5]	7,015	7,872
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036[5]	4,513	5,068
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037[5]	6,371	6,954
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[5]	2,783	3,226
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[5]	727	810
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[5]	1,564	1,821
Fannie Mae, Series 2002-W1, Class 2A, 6.532% 2042[4,5]	2,203	2,558
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.707% 2048[3,4,5]	197	197
Freddie Mac 5.00% 2023[5]	1,777	1,917
Freddie Mac 5.00% 2023[5]	65	70
Freddie Mac 5.00% 2023[5]	10	11
Freddie Mac 5.00% 2024[5]	4,441	4,831
Freddie Mac 6.00% 2026[5]	2,946	3,324
Freddie Mac 6.00% 2027[5]	17,757	19,957
Freddie Mac 4.50% 2030[5]	2,370	2,559
Freddie Mac 1.702% 2037[4,5]	1,851	1,938
Freddie Mac 2.07% 2037[4,5]	3,320	3,515
Freddie Mac 4.50% 2037[5]	9,442	10,216
Freddie Mac 5.50% 2037[5]	3,798	4,234
Freddie Mac 5.50% 2037[5]	89	99
Freddie Mac 5.50% 2037[5]	21	23
Freddie Mac 7.00% 2037[5]	160	177
Freddie Mac 7.50% 2037[5]	846	969
Freddie Mac 4.95% 2038[4,5]	1,037	1,112
Freddie Mac 5.50% 2038[5]	2,880	3,205
Freddie Mac 5.50% 2038[5]	2,554	2,845
Freddie Mac 5.50% 2038[5]	2,009	2,233
Freddie Mac 5.50% 2038[5]	1,172	1,306
The Bond Fund of America — Page 21 of 41

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 5.50% 2038[5]	$820	$913
Freddie Mac 5.50% 2038[5]	488	544
Freddie Mac 5.50% 2038[5]	296	330
Freddie Mac 3.347% 2039[4,5]	2,314	2,419
Freddie Mac 4.50% 2039[5]	2,326	2,511
Freddie Mac 5.00% 2039[5]	17,742	19,577
Freddie Mac 5.50% 2039[5]	17,160	19,108
Freddie Mac 5.50% 2039[5]	6,814	7,592
Freddie Mac 4.50% 2040[5]	42,069	45,437
Freddie Mac 5.50% 2040[5]	11	13
Freddie Mac 4.50% 2041[5]	15,897	17,247
Freddie Mac 4.50% 2041[5]	4,334	4,680
Freddie Mac 4.50% 2041[5]	2,530	2,731
Freddie Mac 4.50% 2041[5]	803	871
Freddie Mac 5.00% 2041[5]	13,065	14,455
Freddie Mac 5.00% 2041[5]	8,675	9,689
Freddie Mac 5.00% 2041[5]	5,750	6,362
Freddie Mac 5.50% 2041[5]	9,536	10,625
Freddie Mac 2.575% 2042[4,5]	6,079	6,113
Freddie Mac 2.584% 2042[4,5]	2,610	2,668
Freddie Mac 2.352% 2043[4,5]	12,583	12,520
Freddie Mac 2.429% 2043[4,5]	5,910	5,917
Freddie Mac 4.00% 2043[5]	24,482	25,884
Freddie Mac 4.00% 2043[5]	7,050	7,471
Freddie Mac 4.00% 2043[5]	6,398	6,764
Freddie Mac 4.00% 2043[5]	4,129	4,376
Freddie Mac 4.00% 2043[5]	3,497	3,698
Freddie Mac 4.00% 2043[5]	3,423	3,628
Freddie Mac 4.00% 2043[5]	2,996	3,175
Freddie Mac 4.00% 2043[5]	2,732	2,899
Freddie Mac 4.00% 2043[5]	1,807	1,910
Freddie Mac 4.00% 2044[5,11]	52,950	55,744
Freddie Mac 4.00% 2044[5]	2,840	3,014
Freddie Mac 4.50% 2044[5,11]	33,400	36,030
Freddie Mac 6.50% 2047[5]	313	349
Freddie Mac 7.00% 2047[5]	164	185
Freddie Mac, Series 2890, Class KT, 4.50% 2019[5]	2,233	2,372
Freddie Mac, Series 2626, Class NG, 3.50% 2023[5]	95	98
Freddie Mac, Series 1617, Class PM, 6.50% 2023[5]	481	540
Freddie Mac, Series 2153, Class GG, 6.00% 2029[5]	821	925
Freddie Mac, Series 2122, Class QM, 6.25% 2029[5]	1,415	1,562
Freddie Mac, Series 3061, Class PN, 5.50% 2035[5]	9,822	10,897
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[5]	1,773	1,632
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[5]	1,625	1,525
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[5]	1,571	1,454
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[5]	1,497	1,405
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[5]	27	25
Freddie Mac, Series 3257, Class PA, 5.50% 2036[5]	15,771	17,569
Freddie Mac, Series 3233, Class PA, 6.00% 2036[5]	11,413	12,819
Freddie Mac, Series 3156, Class NG, 6.00% 2036[5]	3,408	3,734
Freddie Mac, Series 3286, Class JN, 5.50% 2037[5]	12,877	14,199
Freddie Mac, Series 3312, Class PA, 5.50% 2037[5]	7,316	8,067
Freddie Mac, Series 3318, Class JT, 5.50% 2037[5]	7,144	7,878
Freddie Mac, Series 3271, Class OA, 6.00% 2037[5]	5,033	5,514
The Bond Fund of America — Page 22 of 41

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 10.00% 2021[5]	$160	$176
Government National Mortgage Assn. 2.50% 2028[5]	4,422	4,507
Government National Mortgage Assn. 5.00% 2035[5]	1,814	2,015
Government National Mortgage Assn. 6.00% 2038[5]	12,940	14,492
Government National Mortgage Assn. 6.50% 2038[5]	233	267
Government National Mortgage Assn. 3.50% 2039[5]	7,505	7,774
Government National Mortgage Assn. 5.00% 2039[5]	1,773	1,956
Government National Mortgage Assn. 3.50% 2040[5]	7,380	7,659
Government National Mortgage Assn. 4.50% 2040[5]	4,275	4,658
Government National Mortgage Assn. 5.50% 2040[5]	12,252	13,851
Government National Mortgage Assn. 3.50% 2041[5]	344	357
Government National Mortgage Assn. 4.50% 2041[5]	23,642	25,773
Government National Mortgage Assn. 4.50% 2041[5]	2,061	2,245
Government National Mortgage Assn. 4.50% 2041[5]	1,696	1,843
Government National Mortgage Assn. 4.50% 2041[5]	1,261	1,371
Government National Mortgage Assn. 5.00% 2041[5]	12,069	13,304
Government National Mortgage Assn. 3.50% 2042[5]	1,391	1,423
Government National Mortgage Assn. 3.50% 2043[5]	4,849	5,024
Government National Mortgage Assn. 4.00% 2043[5,11]	35,300	37,415
Government National Mortgage Assn. 4.50% 2043[5]	26,554	28,870
Government National Mortgage Assn. 4.00% 2044[5]	315,880	335,582
Government National Mortgage Assn. 4.00% 2044[5]	115,940	123,272
Government National Mortgage Assn. 4.00% 2044[5,9]	15,730	16,684
National Credit Union Administration, Series 2011-M1, Class A2, 1.40% 2015[5]	1,368	1,379
National Credit Union Administration, Series 2010-R2, Class 1A, 0.526% 2017[4,5]	1,338	1,341
National Credit Union Administration, Series 2011-R3, Class 1A, 0.557% 2020[4,5]	1,409	1,414
National Credit Union Administration, Series 2011-R1, Class 1A, 0.606% 2020[4,5]	1,684	1,694
		5,551,228
Commercial mortgage-backed securities 3.86%
Aventura Mall Trust, Series A, 3.867% 2032[3,4,5]	8,500	8,923
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[4,5]	10,749	11,462
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 2045[4,5]	2,388	2,448
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[4,5]	10,669	11,172
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.79% 2049[4,5]	3,615	3,923
Banc of America Commercial Mortgage Inc., Series 2007-2, Class A-M, 5.791% 2049[4,5]	4,083	4,460
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 6.015% 2051[4,5]	5,895	6,500
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.427% 2051[4,5]	6,220	6,956
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A-1A, 5.71% 2042[4,5]	3,265	3,592
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-1-A, 5.65% 2050[4,5]	1,540	1,691
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[4,5]	5,730	6,385
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A-4, 5.431% 2049[5]	5,293	5,680
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-M, 6.339% 2049[4,5]	7,468	8,242
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.40% 2044[4,5]	16,170	16,616
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[5]	20,313	21,552
COMM Mortgage Trust Series 2014-277P, Class B, 3.731% 2024[3,4,5]	2,500	2,496
COMM Mortgage Trust Series 2014-277P, Class A, 3.732% 2024[3,4,5]	17,500	17,880
Commercial Mortgage Trust, Series 2005-LP5, Class E, 5.352% 2043[3,4,5]	1,750	1,788
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[5]	16,040	17,260
Crown Castle Towers LLC, Series 2010-5, Class C, 4.174% 2037[3,5]	20,000	21,099
Crown Castle Towers LLC, Series 2010-2, Class C, 5.495% 2037[3,5]	10,000	10,900
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class A, 0.954% 2027[3,4,5]	15,620	15,640
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class B, 1.354% 2027[3,4,5]	1,000	1,002
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class C, 1.704% 2027[3,4,5]	1,000	1,003
The Bond Fund of America — Page 23 of 41

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class D, 2.304% 2027[3,4,5]	$500	$501
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class D, 5.10% 2038[4,5]	1,500	1,538
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[5]	24,990	26,701
CS First Boston Mortgage Securities Corp., Series 2007-C3, Class A-1-A-1, 5.893% 2039[4,5]	9,423	10,189
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[4,5]	4,000	4,351
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[4,5]	12,708	13,776
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 2044[3,5]	16,685	17,269
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[3,5]	51,236	52,932
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.006% 2031[3,4,5]	20,287	20,301
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-B, 1.356% 2031[3,4,5]	5,245	5,215
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-C, 1.756% 2031[3,4,5]	1,000	998
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.014% 2038[4,5]	13,023	13,831
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 2039[5]	5,348	5,780
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[5]	32,300	34,824
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[5]	9,882	10,893
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[4,5]	13,585	14,855
GS Mortgage Securities Corp. II, Series 2011-GC3, Class A-2, 3.645% 2044[3,5]	2,674	2,760
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[3,5]	17,920	18,015
Hilton USA Trust, Series 2013-HLF-BFX, 3.367% 2030[3,5]	8,500	8,645
Hilton USA Trust, Series 2013-HLF, CFX, 3.7141% 2030[3,5]	3,610	3,658
Hilton USA Trust, Series 2013-HLF, DFX, 4.4065% 2030[3,5]	1,000	1,021
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2014-INN, Class A, 1.074% 2029[3,4,5]	7,000	7,000
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.467% 2037[4,5]	7,331	7,321
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 2042[4,5]	1,429	1,463
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[4,5]	9,972	10,606
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[5]	7,119	7,611
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.508% 2045[4,5]	47,285	50,215
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[3,5]	30,452	31,552
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.892% 2049[4,5]	35,366	38,585
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.892% 2049[4,5]	33,812	36,797
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[5]	15,660	17,044
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[4,5]	2,952	3,251
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[4,5]	40,860	42,929
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045[5]	6,975	7,428
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047[5]	2,135	2,223
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3,5]	28,905	32,145
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 6.056% 2044[4,5]	6,067	6,674
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.641% 2039[4,5]	5,049	5,338
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040[5]	1,037	1,123
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[5]	2,047	2,218
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[4,5]	8,725	9,291
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[4,5]	30,967	33,925
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.37% 2045[4,5]	8,680	9,772
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 2041[4,5]	175	175
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A-4, 5.742% 2043[4,5]	9,239	9,859
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 6.028% 2050[4,5]	7,050	7,744
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[5]	41,210	43,880
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.079% 2049[4,5]	7,410	8,127
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2021[3,5]	15,365	15,748
Morgan Stanley Capital I Trust, Series 2007-TA27, Class A-1-A, 5.831% 2042[4,5]	2,702	2,967
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[5]	9,945	10,700
The Bond Fund of America — Page 24 of 41

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-1A, 5.312% 2044[5]	$559	$603
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[5]	13,600	14,662
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.105% 2049[4,5]	21,929	24,110
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A-PB, 4.807% 2042[5]	177	177
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 2042[4,5]	8,691	8,859
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.891% 2043[4,5]	8,808	9,367
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[4,5]	7,136	7,641
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047[5]	4,900	5,334
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[4,5]	17,020	18,515
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.933% 2049[4,5]	16,500	17,873
WFLD Mortgage Trust, Series 2014-MONT, Class B, 3.88% 2024[3,4,5]	4,388	4,456
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.88% 2024[3,4,5]	3,150	3,122
WFLD Mortgage Trust, Series 2014-MONT, Class D, 3.88% 2024[3,4,5]	1,575	1,496
WFLD Mortgage Trust, Series 2014-MONT, Class A, 3.88% 2024[3,4,5]	850	877
		1,057,526
Other mortgage-backed securities 1.01%
Australia & New Zealand Banking Group Ltd. 1.00% 2016[3,5]	4,250	4,272
Australia & New Zealand Banking Group Ltd. 2.40% 2016[3,5]	4,250	4,375
Bank of Montreal 1.30% 2014[3,5]	4,000	4,003
Bank of Montreal 2.85% 2015[3,5]	17,000	17,292
Bank of Montreal 2.625% 2016[3,5]	4,250	4,364
Bank of Nova Scotia 1.25% 2014[3,5]	4,000	4,004
Bank of Nova Scotia 2.15% 2016[3,5]	4,650	4,762
Bank of Nova Scotia 1.75% 2017[3,5]	14,150	14,337
Barclays Bank PLC 2.50% 2015[3,5]	3,600	3,672
Caisse Centrale Desjardins 1.60% 2017[3,5]	3,375	3,412
Canadian Imperial Bank of Commerce 2.75% 2016[3,5]	4,150	4,267
Commonwealth Bank of Australia 0.75% 2016[3,5]	3,850	3,854
Commonwealth Bank of Australia 2.25% 2017[3,5]	4,150	4,257
Commonwealth Bank of Australia 1.875% 2018[3,5]	10,300	10,265
Commonwealth Bank of Australia 2.00% 2019[3,5]	8,950	8,910
Credit Mutuel-CIC Home Loan SFH 1.50% 2017[3,5]	4,400	4,402
Credit Suisse Group AG 2.60% 2016[3,5]	4,300	4,430
DEPFA ACS Bank 5.125% 2037[3,5]	10,405	12,369
DNB ASA 1.45% 2019[3,5]	4,375	4,338
National Australia Bank 2.00% 2017[3,5]	3,500	3,563
National Australia Bank 1.25% 2018[3,5]	2,880	2,840
National Australia Bank 2.00% 2019[3,5]	8,575	8,558
National Australia Bank 2.125% 2019[3,5]	4,000	3,985
National Bank of Canada 2.20% 2016[3,5]	4,175	4,284
Norddeutsche Landesbank 2.00% 2019[3,5]	4,000	4,002
Nordea Eiendomskreditt AS 2.125% 2017[3,5]	4,000	4,091
Royal Bank of Canada 3.125% 2015[3,5]	18,160	18,425
Royal Bank of Canada 1.125% 2016[5]	4,000	4,020
Royal Bank of Canada 2.00% 2019[5]	4,075	4,113
Royal Bank of Canada 2.20% 2019[5]	7,350	7,346
Skandinaviska Enskilda 1.375% 2018[3,5]	4,375	4,325
Sparebank 1 Boligkreditt AS 2.625% 2017[3,5]	3,400	3,501
Sparebank 1 Boligkreditt AS 1.25% 2019[3,5]	4,000	3,931
Sparebank 1 Boligkreditt AS 1.75% 2020[3,5]	5,125	4,999
Stadshypotek AB 1.875% 2019[3,5]	4,275	4,210
Swedbank AB 2.125% 2016[3,5]	3,400	3,479
Swedbank AB 2.95% 2016[3,5]	3,000	3,101
The Bond Fund of America — Page 25 of 41

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Other mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Swedbank AB 1.375% 2018[3,5]	$4,375	$4,338
Toronto-Dominion Bank 1.625% 2016[3,5]	4,400	4,465
Toronto-Dominion Bank 1.50% 2017[3,5]	10,000	10,097
UBS AG 1.875% 2015[3,5]	4,200	4,220
UBS AG 0.75% 2017[3,5]	4,375	4,378
Westpac Banking Corp. 1.375% 2015[3,5]	4,325	4,358
Westpac Banking Corp. 2.45% 2016[3,5]	4,325	4,458
Westpac Banking Corp. 1.25% 2017[3,5]	4,425	4,388
Westpac Banking Corp. 1.85% 2018[3,5]	9,000	8,976
Westpac Banking Corp. 1.375% 2019[3,5]	4,375	4,322
Westpac Banking Corp. 2.00% 2019[3,5]	7,150	7,121
		275,479
Collateralized mortgage-backed (privately originated) 0.48%
Connecticut Avenue Securities, Series 2013-C01, Class M-1, 2.155% 2023[3,4,5]	2,589	2,617
Connecticut Avenue Securities, Series 2014-C02, Class 2M1, 1.105% 2024[4,5]	5,522	5,448
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, 1.105% 2024[4,5]	2,695	2,656
Connecticut Avenue Securities, Series 2014-C03, Class 1M-1, 1.355% 2024[4,5]	2,257	2,242
Connecticut Avenue Securities, Series 2014-C01, Class M-1, 1.755% 2024[3,4,5]	1,826	1,828
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032[5]	175	190
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032[5]	25	26
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033[5]	1,285	1,382
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033[5]	23	25
Firstmac Bond Trust, Series 2014-1A, Class A2A, 0.504% 2015[3,4,5]	9,000	9,010
Freddie Mac, Series 2013-DN2, Class M-1, 1.605% 2023[4,5]	6,801	6,805
Freddie Mac, Series 2013-DN1, Class M-1, 3.555% 2023[4,5]	7,069	7,352
Freddie Mac, Series 2014-DN2, Class M-1, 1.005% 2024[4,5]	5,292	5,242
Freddie Mac, Series 2014-DN1, Class M-1, 1.155% 2024[4,5]	951	946
Freddie Mac, Series 2014-DN3, Class M-1, 1.507% 2024[4,5]	17,533	17,512
Freddie Mac, Series 2014-HQ2, Class M-1, 1.604% 2024[4,5]	9,280	9,273
Freddie Mac, Series 2014-DN2, Class M-2, 1.805% 2024[4,5]	2,965	2,877
Freddie Mac, Series 2014-HQ1, Class M-1, 1.807% 2024[4,5]	15,517	15,571
Freddie Mac, Series 2014-HQ2, Class M-2, 2.354% 2024[4,5]	17,865	17,717
Freddie Mac, Series 2014-DN3, Class M-2, 2.557% 2024[4,5]	2,200	2,210
Freddie Mac, Series 2014-HQ1, Class M-2, 2.657% 2024[4,5]	9,200	9,274
TBW Mortgage-backed Trust, Series 2007-2, Class A-4-B, 0.575% 2037[4,5]	14,351	12,587
		132,790
Total mortgage-backed obligations		7,017,023
Bonds & notes of governments & government agencies outside the U.S. 4.26%
Argentina (Republic of) 7.00% 2017	20,900	17,968
Bahrain Government 6.00% 2044[3]	5,000	5,050
Bermuda Government 5.603% 2020[3]	4,075	4,482
Bermuda Government 5.603% 2020	3,940	4,334
Bermuda Government 4.138% 2023[3]	1,700	1,683
Bermuda Government 4.854% 2024[3]	10,650	11,049
Brazil (Federal Republic of) 6.00% 2017[2]	BRL8,640	3,545
Brazil (Federal Republic of) 6.00% 2018[2]	2,451	997
Brazil (Federal Republic of) 6.00% 2020[2]	10,003	4,062
Brazil (Federal Republic of) 10.00% 2023	28,910	10,443
Brazil (Federal Republic of) 10.00% 2025	7,690	2,727
Caisse d’Amortissement de la Dette Sociale 1.625% 2015[3]	$4,000	4,040
Caisse d’Amortissement de la Dette Sociale 1.125% 2017[3]	10,470	10,513
The Bond Fund of America — Page 26 of 41

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Caisse d’Amortissement de la Dette Sociale 2.00% 2020[3]	$5,000	$4,948
Caisse d’Amortissement de la Dette Sociale 3.375% 2024[3]	8,180	8,497
Chilean Government 3.875% 2020	3,000	3,182
Colombia (Republic of), Series B, 5.00% 2018	COP13,162,500	6,353
Colombia (Republic of), Series B, 7.00% 2022	38,315,300	19,274
Colombia (Republic of), Series B, 10.00% 2024	8,918,000	5,384
Colombia (Republic of) Global 4.375% 2021	$16,200	17,172
Colombia (Republic of) Global 6.125% 2041	4,000	4,706
Dominican Republic 7.50% 2021[3,5]	7,000	7,910
Dominican Republic 7.50% 2021[5]	950	1,074
Dominican Republic 7.45% 2044[3]	7,500	8,100
El Salvador (Republic of) 7.375% 2019	4,800	5,364
Europe Government Agency-Guaranteed, Dexia Credit Local 1.25% 2016[3]	4,100	4,133
European Investment Bank 1.00% 2015	9,100	9,152
FMS Wertmanagement 1.125% 2016	4,050	4,081
FMS Wertmanagement 1.00% 2017	4,400	4,355
FMS Wertmanagement 1.625% 2018	6,400	6,396
Gabonese Republic 6.375% 2024[3,5]	9,154	9,795
Greek Government 2.00%/3.00% 2023[7]	€570	575
Greek Government 2.00%/3.00% 2024[7]	570	561
Greek Government 2.00%/3.00% 2025[7]	570	540
Greek Government 2.00%/3.00% 2026[7]	570	522
Greek Government 2.00%/3.00% 2027[7]	570	509
Greek Government 2.00%/3.00% 2028[7]	570	496
Greek Government 2.00%/3.00% 2029[7]	835	716
Greek Government 2.00%/3.00% 2030[7]	835	702
Greek Government 2.00%/3.00% 2031[7]	835	691
Greek Government 2.00%/3.00% 2032[7]	835	680
Greek Government 2.00%/3.00% 2033[7]	835	672
Greek Government 2.00%/3.00% 2034[7]	835	662
Greek Government 2.00%/3.00% 2035[7]	835	658
Greek Government 2.00%/3.00% 2036[7]	1,035	806
Greek Government 2.00%/3.00% 2037[7]	1,035	802
Greek Government 2.00%/3.00% 2038[7]	1,035	795
Greek Government 2.00%/3.00% 2039[7]	1,035	789
Greek Government 2.00%/3.00% 2040[7]	1,035	789
Greek Government 2.00%/3.00% 2041[7]	1,035	789
Greek Government 2.00%/3.00% 2042[7]	1,035	789
Hungarian Government 4.00% 2019	$1,460	1,493
Hungarian Government 6.25% 2020	6,700	7,479
Hungarian Government 6.375% 2021	3,200	3,608
Hungarian Government 5.375% 2023	11,600	12,339
Hungarian Government 5.375% 2024	1,000	1,058
India (Republic of) 7.28% 2019	INR2,740,000	42,528
Indonesia (Republic of) 7.875% 2019	IDR133,200,000	10,795
Indonesia (Republic of) 5.875% 2020[3]	$6,200	6,828
Indonesia (Republic of) 5.875% 2020	3,500	3,854
Indonesia (Republic of) 3.75% 2022	10,150	9,845
Indonesia (Republic of) 8.375% 2034	IDR69,800,000	5,427
Indonesia (Republic of) 7.75% 2038	$8,400	10,710
Indonesia (Republic of) 5.25% 2042	8,700	8,436
Indonesia (Republic of) 4.625% 2043	1,500	1,328
Indonesia (Republic of) 6.75% 2044	1,800	2,110
Indonesia (Republic of) 6.75% 2044[3]	1,125	1,319
Instituto de Credito Oficial 1.125% 2016[3]	8,000	8,008
The Bond Fund of America — Page 27 of 41

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Inter-American Development Bank 4.375% 2044	$11,500	$13,083
Iraq (Republic of) 5.80% 2028[5]	26,050	23,510
Irish Government 3.90% 2023	€7,000	10,548
Irish Government 3.40% 2024	25,000	36,369
Israeli Government 5.125% 2019	$500	566
Italian Government 4.50% 2024	€12,500	18,801
Japan Bank for International Cooperation 3.00% 2024	$9,330	9,540
Japan Finance Organization for Municipalities 2.125% 2019[3]	10,000	10,018
Japanese Government, Series 321, 1.00% 2022	¥2,770,000	26,539
Kenya (Republic of) 6.875% 2024[3]	$6,435	6,786
KfW 1.00% 2015	8,400	8,419
KfW 2.00% 2022	4,325	4,189
Landwirtschaftliche Rentenbank 1.75% 2019	8,970	8,956
Latvia (Republic of) 2.75% 2020	17,275	17,037
Latvia (Republic of) 5.25% 2021	3,750	4,173
Lithuania (Republic of) 7.375% 2020	13,725	16,607
Lithuania (Republic of) 6.125% 2021	6,000	6,952
Lithuania (Republic of) 6.625% 2022	8,700	10,386
Morocco Government 4.25% 2022	5,400	5,383
Morocco Government 4.25% 2022[3]	2,700	2,692
Morocco Government 5.50% 2042	19,300	19,372
Morocco Government 5.50% 2042[3]	2,300	2,309
Municipality Finance PLC 1.125% 2018[3]	4,900	4,835
Nigeria (Republic of) 5.125% 2018[3]	7,975	8,259
Nigeria (Republic of) 6.375% 2023	13,490	14,519
Nigeria (Republic of) 6.375% 2023[3]	5,325	5,731
Philippines (Republic of) 6.375% 2034	15,500	19,569
Philippines (Republic of) 6.25% 2036	PHP621,000	14,605
Polish Government 5.125% 2021	$19,300	21,538
Polish Government, Series 1021, 5.75% 2021	PLN14,000	5,036
Polish Government 4.00% 2024	$9,485	9,793
Province of Manitoba 3.05% 2024	6,050	6,133
Province of Ontario 3.20% 2024	20,000	20,372
Queensland Treasury Corp. 4.75% 2025	A$10,000	9,280
Romanian Government 6.75% 2022[3]	$8,000	9,490
Russian Federation 6.20% 2018	RUB617,500	14,332
Russian Federation 7.50% 2018	403,000	9,694
Russian Federation 5.00% 2020	$17,800	18,157
Russian Federation 7.50% 2030[5]	24,111	27,070
Russian Federation 7.50% 2030[3,5]	95	107
Slovenia (Republic of) 4.75% 2018	8,375	8,972
Slovenia (Republic of) 4.125% 2019[3]	870	908
Slovenia (Republic of) 5.50% 2022	19,160	20,884
Slovenia (Republic of) 5.50% 2022[3]	3,000	3,270
Slovenia (Republic of) 5.85% 2023	18,850	21,065
Slovenia (Republic of) 5.85% 2023[3]	10,650	11,901
Slovenia (Republic of) 5.25% 2024	3,260	3,488
South Africa (Republic of) 3.903% 2020[3]	4,000	3,985
South Africa (Republic of) 5.50% 2020	17,275	18,679
South Africa (Republic of), Series R-213, 7.00% 2031	ZAR200,000	15,077
Spanish Government 4.00% 2018[3]	$9,310	9,939
Spanish Government 5.15% 2044	€19,275	31,775
Sri Lanka (Republic of) 6.25% 2021[3]	$3,400	3,587
Swedish Export Credit Corp. 2.875% 2023[3]	9,000	8,876
Swedish Government, Series 1051, 3.75% 2017	SKr100,000	15,219
The Bond Fund of America — Page 28 of 41

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Turkey (Republic of) 4.557% 2018[3]	$1,195	$1,235
Turkey (Republic of) 7.00% 2019	2,000	2,247
Turkey (Republic of) 4.00% 2020[2]	TRY9,197	4,468
Turkey (Republic of) 10.50% 2020	10,250	4,707
Turkey (Republic of) 3.00% 2021[2]	2,633	1,221
Turkey (Republic of) 5.625% 2021	$8,000	8,540
Turkey (Republic of) 8.00% 2034	1,250	1,606
Turkey (Republic of) 6.75% 2040	11,300	12,857
Turkey (Republic of) 6.00% 2041	14,650	15,218
United Mexican States Government, Series M, 5.00% 2017	MXN60,000	4,547
United Mexican States Government 4.00% 2019[2]	103,617	8,553
United Mexican States Government 2.50% 2020[2]	134,702	10,222
United Mexican States Government, Series M, 6.50% 2021	112,500	8,776
United Mexican States Government 4.00% 2040[2]	101,545	8,089
United Mexican States Government Global, Series A, 5.125% 2020	$2,100	2,336
United Mexican States Government Global, Series A, 3.625% 2022	4,400	4,484
United Mexican States Government Global 5.55% 2045	18,000	20,043
Uruguay (Republic of) 4.375% 2028[2,5]	UYU136,039	6,189
Uruguay (Republic of) 7.625% 2036[5]	$1,250	1,666
Venezuela (Republic of) 8.50% 2014	245	242
Venezuela (Republic of) 7.65% 2025	985	611
Venezuela (Republic of) 9.25% 2028	18,980	12,574
Zambia (Republic of) 5.375% 2022	8,500	8,117
		1,168,405
Federal agency bonds & notes 3.74%
CoBank, ACB 7.875% 2018[3]	23,615	27,758
CoBank, ACB 0.834% 2022[3,4]	29,725	27,941
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026[5]	4,909	4,910
Fannie Mae 0.50% 2016	117,100	117,180
Fannie Mae 5.375% 2016	10,420	11,309
Fannie Mae 1.25% 2017	17,770	17,940
Fannie Mae 5.00% 2017	10,290	11,281
Fannie Mae 2.625% 2024	33,140	32,672
Fannie Mae 7.125% 2030	3,900	5,760
Fannie Mae, Series 2014-M2, Class A-S-Q2, multifamily 0.478% 2015[5]	9,424	9,423
Fannie Mae, Series 2014-M6, Class A2, multifamily 2.679% 2021[4,5]	2,000	2,008
Fannie Mae, Series 2013-M4, multifamily 2.608% 2022[5]	4,325	4,279
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022[5]	8,400	8,430
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022[5]	3,500	3,574
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[4,5]	7,175	7,389
Fannie Mae, Series 2014-M1, multifamily 3.50% 2023[4,5]	8,350	8,592
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[4,5]	11,990	12,514
Fannie Mae, Series 2014-M9, multifamily 3.103% 2024[4,5]	10,390	10,465
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.501% 2024[4,5]	18,290	19,038
Federal Agricultural Mortgage Corp. 5.125% 2017[3]	5,000	5,506
Federal Farm Credit Banks 1.625% 2014	33,700	33,760
Federal Farm Credit Banks 0.204% 2017[4]	26,250	26,256
Federal Farm Credit Banks 0.207% 2017[4]	21,501	21,505
Federal Home Loan Bank 0.375% 2016	23,770	23,766
Federal Home Loan Bank 2.125% 2016	18,860	19,355
Federal Home Loan Bank, Series 2816, 1.00% 2017	13,035	13,044
Federal Home Loan Bank 2.75% 2018	16,635	17,408
Federal Home Loan Bank 3.375% 2023	28,050	29,418
Federal Home Loan Bank 5.50% 2036	600	781
The Bond Fund of America — Page 29 of 41

unaudited
Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Freddie Mac 1.75% 2015	$37,350	$37,830
Freddie Mac 0.50% 2016	35,245	35,204
Freddie Mac 1.00% 2017	3,425	3,421
Freddie Mac 4.875% 2018	13,365	15,031
Freddie Mac 1.25% 2019	43,500	42,150
Freddie Mac, Series K705, Class A2, multifamily 2.303% 2018[5]	3,092	3,141
Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018[5]	3,225	3,276
Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018[5]	3,100	3,167
Freddie Mac, Series K702, Class A2, multifamily 3.154% 2018[5]	2,455	2,577
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019[5]	3,365	3,320
Freddie Mac, Series KGRP, Class A, multifamily 0.536% 2020[4,5]	6,705	6,731
Freddie Mac, Series KF02, Class A2, multifamily 0.705% 2020[4,5]	32,921	33,077
Freddie Mac, Series KF02, Class A3, multifamily 0.785% 2020[4,5]	17,928	17,989
Freddie Mac, Series K009, Class A1, multifamily 2.757% 2020[5]	2,608	2,697
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020[5]	3,457	3,585
Freddie Mac, Series K714, Class A2, multifamily 3.034% 2020[4,5]	6,650	6,891
Freddie Mac, Series K010, Class A1, multifamily 3.32% 2020[5]	2,586	2,712
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021[5]	1,938	1,911
Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021[5]	4,200	4,279
Freddie Mac, Series K716, Class A2, multifamily 3.132% 2021[5]	13,590	14,050
Freddie Mac, Series K022, Class A2, multifamily 2.355% 2022[5]	4,325	4,212
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[5]	14,350	14,069
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[5]	22,995	22,517
Freddie Mac, Series K031, Class A1, multifamily 2.778% 2022[5]	2,872	2,954
Freddie Mac, Series K029, Class A1, multifamily 2.839% 2022[5]	3,872	3,991
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[5]	6,735	6,600
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[4,5]	24,490	25,653
Private Export Funding Corp., Series W, 5.00% 2016	3,400	3,712
Private Export Funding Corp. 3.55% 2024	19,680	20,760
Tennessee Valley Authority, Series A, 3.875% 2021	8,750	9,552
Tennessee Valley Authority 1.875% 2022	23,750	22,674
Tennessee Valley Authority 4.65% 2035	4,000	4,574
Tennessee Valley Authority 5.25% 2039	21,250	25,936
Tennessee Valley Authority, Series B, 3.50% 2042	25,113	23,554
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	3,200	3,703
TVA Southaven 3.846% 2033[5]	3,240	3,377
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	16,500	16,488
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	8,600	8,815
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,190
United States Agency for International Development, Ukraine, 1.844% 2019	6,930	6,925
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 0% 2016	2,301	2,318
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.49% 2029[5]	4,110	4,221
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.82% 2032[5]	4,515	4,705
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.938% 2032[5]	1,633	1,690
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026[5]	2,665	2,652
		1,027,143
The Bond Fund of America — Page 30 of 41

unaudited
Bonds, notes & other debt instruments Asset-backed obligations 2.24%	Principal amount (000)	Value (000)
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017[5]	$5,415	$5,483
Aesop Funding II LLC, Series 2010-5A, Class A, 3.15% 2017[3,5]	20,000	20,566
Aesop Funding LLC, Series 2011-2A, Class A, 2.37% 2014[3,5]	712	713
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[3,5]	19,500	19,338
Ally Auto Receivables Trust, Series 2014-1, Class A3, 0.97% 2018[5]	18,300	18,264
Ally Master Owner Trust, Series 2014-1, Class A1, 0.624% 2019[4,5]	8,015	8,045
Ally Master Owner Trust, Series 2014-1, Class A2, 1.29% 2019[5]	8,700	8,696
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class C-2, 2.67% 2015[5]	1,400	1,422
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A-3, 1.15% 2017[5]	3,405	3,407
Appalachian Consumer Rate Relief Funding LLC, Series 2013-1, Class A-1, 2.01% 2024[5]	6,401	6,325
Appalachian Consumer Rate Relief Funding LLC, Series 2013-1, Class A-2, 3.77% 2031[5]	4,215	4,373
ARI Fleet Lease Trust, Series 2014-A, Class A-2, 0.81% 2022[3,5]	2,260	2,258
BA Credit Card Trust, Series 2014-A1, Class A, 0.534% 2021[4,5]	12,590	12,594
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.176% 2021[3,4,5,9]	30,365	30,367
CarMaxAuto Owner Trust, Series 2014-1, Class A-2, 0.47% 2017[5]	7,725	7,729
CarMaxAuto Owner Trust, Series 2014-1, Class A-3, 0.79% 2018[5]	15,625	15,603
CarMaxAuto Owner Trust, Series 2014-3, Class A-3, 1.16% 2019[5]	7,385	7,374
Chesapeake Funding LLC, Series 2014-1-A, Class A, 0.579% 2026[3,4,5]	16,700	16,707
Chrysler Capital Auto Receivables Trust, Series 2014-A-A, Class A-3, 0.83% 2018[3,5]	5,775	5,768
Chrysler Capital Auto Receivables Trust, Series 2014-A-A, Class A-4, 1.31% 2019[3,5]	3,850	3,836
Citibank Credit Card Issuance Trust, Series 2014-A-2, Class A-2, 1.02% 2019[5]	7,520	7,484
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15% 2019[5]	9,000	9,000
Citibank Credit Card Issuance Trust, Series 2014-A5, Class A5, 2.68% 2023[5]	8,020	8,047
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 1.904% 2033[4,5]	808	810
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033[5]	1,927	1,971
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2-A, FSA insured, 0.334% 2035[4,5]	7,189	6,568
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.294% 2037[4,5]	8,539	7,995
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.304% 2037[4,5]	12,872	11,666
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[5]	13,500	13,501
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[3,5]	11,395	11,389
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05% 2020[3,5]	12,280	12,280
Fifth Third Auto Trust, Series 2014-1, Class A3, 0.68% 2018[5]	10,175	10,165
Flagstar Home Equity Loan Trust, Series 2006-2A, Class A, FSA insured, 0.315% 2019[3,4,5]	6,676	6,457
Ford Credit Auto Lease Trust, Series 2014-B, Class A3, 0.89% 2017[5]	7,265	7,261
Ford Credit Auto Owner Trust, Series 2014-B-A3, 0.90% 2018[5]	12,285	12,273
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[3,5]	7,220	7,223
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029[5]	1,154	1,212
Hertz Fleet Lease Funding LP, Series 2014-1-A, 0.554% 2028[3,4,5]	12,215	12,219
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-2, 5.29% 2016[3,5]	17,500	17,714
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[3,5]	11,075	11,086
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2010-1A, Class A-2, 3.74% 2017[3,5]	8,500	8,785
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[3,5]	15,000	14,876
Hilton Grand Vacation Trust, Series 2014-AA, Class A, 1.77% 2026[3,5]	4,198	4,164
Home Equity Asset Trust, Series 2004-7, Class M-1, 1.085% 2035[4,5]	6,500	6,298
Honda Auto Receivables Owner Trust, Series 2014-1, Class A-3, 0.67% 2017[5]	26,410	26,343
Honda Auto Receivables Owner Trust, Series 2014-3, Class A-3, 0.88% 2017[5]	11,880	11,885
Hyundai Auto Receivables Trust, Series 2014-A, Class A2, 0.46% 2017[5]	4,181	4,183
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.315% 2037[4,5]	6,557	5,899
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class A, 0.605% 2033[4,5]	1,847	1,807
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2040[5]	819	868
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2040[5]	420	453
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-5, 5.873% 2040[5]	1,379	1,504
Mercedes-Benz Auto Receivables Trust, Series 2014-1, Class A3, 0.87% 2018[5]	10,700	10,672
Mississippi Higher Education Assistance Corp., Series 2014-1, Class A1, 0.835% 2035[4,5]	3,876	3,888
The Bond Fund of America — Page 31 of 41

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
New Residential Advance Receivables Trust, Series 2014-T-1, Class A-1, 1.274% 2045[3,5]	$3,428	$3,432
New Residential Advance Receivables Trust, Series 2014-T-2, Class A-2, 2.377% 2047[3,5]	10,745	10,792
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035[5]	1,074	1,131
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035[5]	860	932
RAMP Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034[5]	2,251	2,291
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, 0.285% 2036[4,5]	938	828
Santander Drive Auto Receivables Trust, Series 2012-2, Class C, 3.20% 2015[5]	835	849
Santander Drive Auto Receivables Trust, Series 2011-4, Class C, 3.82% 2015[5]	295	299
Santander Drive Auto Receivables Trust, Series 2013-2, Class C, 1.95% 2017[5]	3,860	3,907
Santander Drive Auto Receivables Trust, Series 2011-1, Class D, 4.01% 2017[5]	1,740	1,782
Santander Drive Auto Receivables Trust, Series 2014-3, Class A3, 0.81% 2018[5]	6,000	5,992
Santander Drive Auto Receivables Trust, Series 2014-4, Class A3, 1.08% 2018[5]	10,620	10,631
Santander Drive Auto Receivables Trust, Series 2012-3, Class C, 3.01% 2018[5]	615	628
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[5]	4,465	4,492
SLM Private Credit Student Loan Trust, Series 2014-A, Class A-1, 0.755% 2022[3,4,5]	4,069	4,080
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039[3,5]	£1,160	1,790
South Carolina Student Loan Corp., Series 2014-1, Class A1, 0.918% 2030[4,5]	$3,600	3,609
South Carolina Student Loan Corp., Series 2014-1, Class A2, 1.168% 2033[4,5]	5,500	5,488
South Carolina Student Loan Corp., Series 2014-1, Class B, 1.668% 2035[4,5]	2,650	2,527
SpringCastle America Funding LLC, Series 2014-AA, Class A, 2.70% 2023[3,5,9]	6,450	6,477
Toyota Auto Receivables Owner Trust, Series 2014-B, Class A3, 0.76% 2018[5]	2,500	2,493
Trade Maps Ltd., 2013-1-A-A, 0.854% 2018[3,4,5]	14,685	14,733
Trade Maps Ltd., 2013-1-A-B, 1.404% 2018[3,4,5]	2,900	2,902
UCFC Manufactured Housing Contract, Series 1996-2, Class A, MBIA insured, 7.135% 2028[5]	2,418	2,527
Utility Debt Securitization Auth., Series 2013-T, 3.435% 2025[5]	6,735	6,916
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027[5]	3,002	3,135
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032[5]	3,000	3,262
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024[5]	1,880	1,916
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class M-1, 7.82% 2032[5]	944	1,004
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 2021[3,5,9]	15,797	15,797
Volkswagen Auto Lease Trust, Series 2014-A, Class A-3, 0.80% 2017[5]	2,910	2,910
World Financial Network Credit Card Master Note Trust, Series 2014-A, Class A, 0.534% 2019[4,5]	8,700	8,709
		615,075
Municipals 1.88%
State of California, Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-2, 0.32% 2038 (put 2017)[4]	2,400	2,400
State of California, Public Works Board, Lease Rev. Bonds (Dept. of Corrections and Rehabilitation), Series 2014-A, 5.00% 2039	20,000	22,522
State of California, Regents of the University of California, General Rev. Bonds, Series 2014-AN, 4.765% 2044	2,600	2,706
State of California, Regents of the University of California, Limited Project Rev. Bonds, Series 2012-G, 5.00% 2042	16,305	18,212
State of California, Sacramento County Sanitation Districts Fncg. Auth., Rev. Bonds (Sacramento Regional County Sanitation Dist.), Series 2014-A, 5.00% 2044	5,000	5,754
State of California, Various Purpose G.O. Bonds, 4.50% 2043	10,000	10,685
State of California, Various Purpose G.O. Bonds, 5.00% 2043	21,685	24,203
State of California, Various Purpose G.O. Bonds, 5.00% 2043	4,050	4,552
State of California, Various Purpose G.O. Bonds, 7.30% 2039[5]	2,290	3,203
State of California, Various Purpose G.O. Bonds, 7.35% 2039	1,335	1,874
State of California, Various Purpose G.O. Bonds, 7.50% 2034	4,240	6,058
State of California, Various Purpose G.O. Bonds, 7.55% 2039	11,680	17,106
State of California, Various Purpose G.O. Bonds, 7.60% 2040	30,435	45,174
State of California, Various Purpose G.O. Bonds, 7.625% 2040	6,830	9,950
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.107% 2018	8,000	8,090
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	40,090	40,608
The Bond Fund of America — Page 32 of 41

unaudited
Bonds, notes & other debt instruments Municipals (continued)	Principal amount (000)	Value (000)
State of Florida, Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-A, 5.00% 2044	$3,000	$3,334
State of Illinois, Board of Trustees of the University of Illinois, University of Illinois Auxiliary Facs. System Rev. Bonds, Series 2014-A, 5.00% 2044	8,500	9,375
State of Illinois, Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2014, 5.25% 2049	15,000	16,667
State of Illinois, Fin. Auth., Rev. Bonds (University of Chicago), Series 2012-A, 5.00% 2051	5,000	5,413
State of Illinois, G.O. Bonds, Build America Bonds, Series 2010-3, 5.727% 2020	17,000	18,251
State of Illinois, G.O. Bonds, Series 2014, 5.00% 2039	21,150	21,939
State of Illinois, Housing Dev. Auth., Housing Rev. Bonds, Series 2013-A, 2.45% 2043[5]	742	717
State of Illinois, Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds, Series 2003-A, FGIC-National insured, 6.00% 2033	12,120	16,071
State of Kentucky, Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	1,975	2,120
State of Maryland, Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	4,510	4,744
State of Maryland, Montgomery County Housing Opportunities Commission, Single-family Housing Rev. Bonds, Series 2013-A, 4.00% 2031	875	954
State of Massachusetts, Housing Fin. Agcy., Single-family Housing Rev. Bonds, Series 167, 4.00% 2043	705	772
State of Minnesota, Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2012-B, 2.25% 2042[5]	6,851	6,554
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	2,000	2,051
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	1,625	1,712
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-C, 4.50% 2043	1,680	1,793
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	450	469
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	560	590
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	10,500	10,329
State of New York, Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-C, 5.00% 2044	10,000	11,289
State of New York, Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2044	4,660	5,120
State of New York, Metropolitan Transportation Auth., Dedicated Tax Fund Bonds (Build America Bonds), Series 2009-C, 7.336% 2039	5,500	8,141
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-A-1, 5.00% 2044	15,690	17,404
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-B, 5.00% 2044	10,000	11,074
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2012 Series CC, 5.00% 2045	10,000	11,011
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2014 Series BB, 5.00% 2046	26,100	28,964
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2014-A1, 5.00% 2038	14,500	16,615
State of North Dakota, Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	2,010	2,180
Puerto Rico Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, 0.677% 2029[4]	4,700	3,520
Puerto Rico Public Improvement Ref. Bonds (G.O. Bonds), Series 2014-A, 8.00% 2035	10,000	8,817
State of South Carolina, Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.00% 2049	4,300	4,695
State of South Dakota, Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	875	931
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	1,030	1,099
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds, Series 2013-B, 5.00% 2053	10,000	10,856
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds, Series 2013-B, 5.25% 2051	10,000	11,093
The Bond Fund of America — Page 33 of 41

unaudited
Bonds, notes & other debt instruments Municipals (continued)	Principal amount (000)	Value (000)
State of Texas, SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	$6,000	$7,039
State of Washington, Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2012-E, 2.197% 2019	8,000	7,976
		514,776
Total bonds, notes & other debt instruments (cost: $26,554,096,000)		27,072,333
Convertible stocks 0.07% Industrials 0.07%	Shares
CEVA Group PLC, Series A-1, 3.23% convertible preferred[9]	9,732	15,085
CEVA Group PLC, Series A-2, 2.23% convertible preferred[9,12]	2,575	2,833
Total convertible stocks (cost: $13,570,000)		17,918
Preferred securities 0.02% U.S. government agency securities 0.02%
CoBank, ACB, Class E, noncumulative[3]	6,250	4,461
Total preferred securities (cost: $5,820,000)		4,461
Common stocks 0.07% Industrials 0.05%
CEVA Group PLC[3,9,13]	12,179	13,396
Atrium Corp.[3,9,13]	985	1
		13,397
Health care 0.01%
Rotech Healthcare Inc.[9,13]	342,069	3,865
Materials 0.01%
NewPage Holdings Inc.[9,12]	30,840	2,850
Energy 0.00%
General Maritime Corp.[3,9,13]	1,716	60
Consumer discretionary 0.00%
Revel AC, Inc.[9,12,13]	222,053	—
Total common stocks (cost: $70,281,000)		20,172
Rights & warrants 0.00% Energy 0.00%
General Maritime Corp., warrants, expire 2017[3,9,13]	2,654	12
Total rights & warrants (cost: $672,000)		12
The Bond Fund of America — Page 34 of 41

unaudited
Short-term securities 13.78%	Principal amount (000)	Value (000)
Abbott Laboratories 0.09%—0.10% due 11/13/2014—12/16/2014[3]	$55,800	$55,794
Apple Inc. 0.09%—0.11% due 10/14/2014—12/16/2014[3]	125,515	125,488
Caterpillar Financial Services Corp. 0.10% due 12/2/2014	44,000	43,991
Chariot Funding, LLC 0.21% due 12/12/2014[3]	25,000	24,994
Chevron Corp. 0.10%—0.12% due 10/8/2014—1/15/2015[3]	145,100	145,050
Coca-Cola Co. 0.14%—0.17% due 11/12/2014—1/15/2015[3]	185,200	185,158
E.I. duPont de Nemours and Co. 0.08% due 11/3/2014[3]	11,700	11,699
Fannie Mae 0.06%—0.15% due 10/2/2014—7/1/2015	540,100	539,897
Federal Farm Credit Banks 0.10%—0.14% due 10/6/2014—6/11/2015	303,500	303,446
Federal Home Loan Bank 0.06%—0.15% due 10/24/2014—7/21/2015	401,700	401,589
Freddie Mac 0.07%—0.17% due 10/21/2014—8/18/2015	1,168,000	1,167,571
General Electric Capital Corp. 0.13% due 10/1/2014—12/4/2014	100,000	99,993
Google Inc. 0.11% due 11/20/2014[3]	50,000	49,996
Jupiter Securitization Co., LLC 0.28% due 11/4/2014[3]	100,000	99,986
Medtronic Inc. 0.09% due 10/7/2014[3]	50,000	49,999
Merck & Co. Inc. 0.07% due 10/2/2014[3]	51,000	51,000
National Rural Utilities Cooperative Finance Corp. 0.09% due 10/14/2014—10/23/2014	75,000	74,996
Paccar Financial Corp. 0.07% due 10/27/2014	32,500	32,497
PepsiCo Inc. 0.07% due 12/3/2014[3]	50,000	49,991
Procter & Gamble Co. 0.09%—0.15% due 10/17/2014—1/7/2015[3]	213,800	213,785
Wal-Mart Stores, Inc. 0.09% due 10/30/2014[3]	55,050	55,049
Total short-term securities (cost: $3,781,272,000)		3,781,969
Total investment securities 112.62% (cost: $30,425,711,000)		30,896,865
Other assets less liabilities (12.62)%		(3,461,239)
Net assets 100.00%		$27,435,626
The Bond Fund of America — Page 35 of 41

unaudited
Forward currency contracts

The fund has entered into forward currency contracts to purchase or sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $360,548,000 over the prior 12-month period.
			Contract amount		Unrealized (depreciation) appreciation at 9/30/2014 (000)
	Settlement date	Counterparty	Receive (000)	Deliver (000)
Purchases:
Japanese yen	12/22/2014	HSBC Bank	¥14,483,309	$133,600	$(1,425)
Sales:
Australian dollars	10/8/2014	Bank of America, N.A.	$9,334	A$10,000	$584
Brazilian reais	10/6/2014	Citibank	$7,845	BRL17,675	637
Brazilian reais	10/17/2014	JPMorgan Chase	$3,239	BRL7,500	190
Brazilian reais	10/17/2014	Citibank	$587	BRL1,350	38
Brazilian reais	10/20/2014	Citibank	$8,025	BRL18,970	320
Brazilian reais	11/4/2014	Barclays Bank PLC	$2,585	BRL5,975	168
British pounds	10/6/2014	UBS AG	$5,548	£3,365	92
British pounds	10/20/2014	JPMorgan Chase	$770	£450	41
British pounds	10/21/2014	Bank of America, N.A.	$12,984	£8,000	18
British pounds	12/22/2014	Bank of New York Mellon	$1,967	£1,200	23
Colombian pesos	10/6/2014	Citibank	$14,402	COP27,951,025	606
Colombian pesos	10/17/2014	Citibank	$5,473	COP10,787,400	153
Colombian pesos	10/20/2014	Barclays Bank PLC	$8,244	COP16,357,000	181
Colombian pesos	11/14/2014	JPMorgan Chase	$2,943	COP5,818,800	82
Euros	10/8/2014	UBS AG	$28,925	€22,280	699
Euros	10/17/2014	JPMorgan Chase	$16,047	€12,418	361
Euros	10/20/2014	UBS AG	$37,453	€27,675	2,493
Euros	10/21/2014	HSBC Bank	$23,280	€18,000	542
Euros	10/27/2014	Bank of America, N.A.	$3,394	€2,525	204
Euros	10/27/2014	JPMorgan Chase	$11,573	€9,000	203
Euros	10/31/2014	Citibank	$5,076	€4,000	23
Euros	12/3/2014	JPMorgan Chase	$1,980	€1,500	84
Euros	12/22/2014	Barclays Bank PLC	$9,931	€7,700	200
Indonesian rupiah	12/16/2014	JPMorgan Chase	$7,263	IDR87,621,981	171
Indonesian rupiah	12/16/2014	JPMorgan Chase	$7,112	IDR86,800,000	86
Japanese yen	10/31/2014	Citibank	$26,248	¥2,870,000	74
Mexican pesos	10/10/2014	HSBC Bank	$8,320	MXN109,500	173
Mexican pesos	10/16/2014	Citibank	$4,618	MXN60,825	95
Mexican pesos	10/21/2014	UBS AG	$10,181	MXN134,775	162
Mexican pesos	11/12/2014	UBS AG	$4,926	MXN65,300	79
Mexican pesos	11/14/2014	Barclays Bank PLC	$20,217	MXN267,995	326
Philippine pesos	10/20/2014	Barclays Bank PLC	$11,312	PHP501,900	133
Philippine pesos	11/12/2014	Barclays Bank PLC	$1,074	PHP47,275	22
Polish zloty	10/10/2014	HSBC Bank	$4,011	PLN13,000	87
Russian rubles	10/6/2014	JPMorgan Chase	$18,653	RUB693,650	1,155
Russian rubles	11/5/2014	Citibank	$4,025	RUB160,500	3
Russian rubles	11/12/2014	Citibank	$2,099	RUB79,475	110
Swedish kronor	10/22/2014	UBS AG	NKr96,360	SKr108,000	21
Turkish lira	10/16/2014	UBS AG	$823	TRY1,825	25
Turkish lira	10/20/2014	Citibank	$6,764	TRY15,160	142
Turkish lira	11/12/2014	Citibank	$1,180	TRY2,625	40
					$10,846
Forward currency contracts - net					$9,421
The Bond Fund of America — Page 36 of 41

unaudited
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $1,665,344,000 over the prior 12-month period.
Pay/receive floating rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation (depreciation) at 9/30/2014 (000)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.796%	9/24/2016	$180,000	$76
Receive	LCH.Clearnet	3-month USD-LIBOR	0.8015	9/26/2016	12,000	4
Receive	LCH.Clearnet	3-month USD-LIBOR	0.7875	9/29/2016	225,550	153
Receive	LCH.Clearnet	3-month USD-LIBOR	1.1625	9/2/2017	185,000	614
Receive	LCH.Clearnet	3-month USD-LIBOR	1.1515	9/2/2017	17,000	62
Receive	LCH.Clearnet	3-month USD-LIBOR	1.322	1/14/2018	60,000	213
Receive	LCH.Clearnet	3-month USD-LIBOR	1.461	4/23/2018	70,000	171
Receive	LCH.Clearnet	3-month USD-LIBOR	1.314	5/20/2018	90,000	786
Receive	LCH.Clearnet	3-month USD-LIBOR	1.3875	7/2/2018	100,000	774
Pay	LCH.Clearnet	3-month USD-LIBOR	1.7905	6/20/2019	50,600	(194)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.7945	6/20/2019	126,700	(464)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.789	6/20/2019	202,700	(793)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.8065	7/29/2019	210,000	(922)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.821	7/31/2019	96,000	(359)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.799	8/8/2019	100,000	(511)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.773	8/11/2019	124,000	(807)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.7725	8/11/2019	128,000	(836)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.911	9/15/2019	75,000	(77)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.956	9/24/2019	40,000	35
Pay	LCH.Clearnet	3-month USD-LIBOR	1.9495	9/24/2019	15,000	8
Pay	LCH.Clearnet	3-month USD-LIBOR	1.9225	9/25/2019	120,000	(92)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.947	9/26/2019	2,000	1
Pay	LCH.Clearnet	3-month USD-LIBOR	1.925	9/29/2019	160,000	(123)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.959	9/30/2019	5,000	4
Receive	LCH.Clearnet	3-month USD-LIBOR	2.279	3/14/2021	20,000	(65)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.30773	4/10/2021	76,925	(326)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.1892	8/13/2021	50,000	337
Receive	LCH.Clearnet	3-month USD-LIBOR	2.9525	1/21/2024	30,000	(929)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.942	1/24/2024	15,000	(455)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.82125	4/11/2024	97,000	(1,816)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.736	4/17/2024	20,000	(224)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.633	5/23/2024	9,330	(13)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.701	6/9/2024	65,000	(462)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.7395	6/11/2024	105,000	(1,099)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.7455	6/19/2024	45,000	(489)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.661	6/27/2024	12,000	(39)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.608	7/27/2024	200,000	404
Receive	LCH.Clearnet	3-month USD-LIBOR	2.683	8/4/2024	54,000	(233)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.593	8/13/2024	2,500	10
Receive	LCH.Clearnet	3-month USD-LIBOR	2.4915	8/19/2024	5,000	65
Receive	LCH.Clearnet	3-month USD-LIBOR	2.5315	9/8/2024	8,600	86
Receive	LCH.Clearnet	3-month USD-LIBOR	2.645	9/29/2024	51,125	11
Receive	LCH.Clearnet	3-month USD-LIBOR	2.633	10/1/2024	2,000	3
Pay	LCH.Clearnet	3-month USD-LIBOR	3.4275	4/11/2034	72,000	3,758
Pay	LCH.Clearnet	3-month USD-LIBOR	3.76	1/21/2044	15,000	1,691
Receive	LCH.Clearnet	3-month USD-LIBOR	3.635	3/24/2044	17,000	(1,495)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.5475	4/11/2044	3,500	247
Pay	LCH.Clearnet	3-month USD-LIBOR	3.51	4/23/2044	15,000	946
Receive	LCH.Clearnet	3-month USD-LIBOR	3.3535	6/27/2044	14,000	(443)
The Bond Fund of America — Page 37 of 41

unaudited
Pay/receive floating rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation (depreciation) at 9/30/2014 (000)
Receive	LCH.Clearnet	3-month USD-LIBOR	3.34%	6/27/2044	$70,000	$(2,022)
Receive	LCH.Clearnet	3-month USD-LIBOR	3.206	7/31/2044	24,000	(50)
Receive	LCH.Clearnet	3-month USD-LIBOR	3.238	8/8/2044	25,000	(204)
Receive	LCH.Clearnet	3-month USD-LIBOR	3.2635	9/24/2044	12,000	(159)
Receive	LCH.Clearnet	3-month USD-LIBOR	3.1995	10/2/2044	1,500	—
						$(5,242)
Credit default swaps

The fund has entered into a credit default swap as shown in the following table. The fund entered into the credit default swap in August 2014The average notional amount of credit default swaps was $49,500,000 over the prior two-month period.
Centrally cleared credit default swaps on credit indices — buy protection
Referenced index	Clearinghouse	Pay fixed rate	Expiration Date	Notional amount (000)	Unrealized appreciation at 9/30/2014 (000)
CDX North American High Yield Index Series 22	Intercontinental Exchange, Inc.	5.00%	6/20/2019	$49,500	$274

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $33,548,000, which represented .12% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,686,668,000, which represented 13.44% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $96,017,000, which represented .35% of the net assets of the fund.
[7]	Step bond; coupon rate will increase at a later date.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $108,418,000, which represented .40% of the net assets of the fund.
[10]	Scheduled interest and/or principal payment was not received.
[11]	A portion or all of this security purchased on a TBA basis.
[12]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[13]	Security did not produce income during the last 12 months.

Private placement securities	Acquisition dates	Cost (000)	Value (000)	Percent of net assets
NewPage Holdings Inc.	6/24/2011-9/9/2011	$5,092	$2,850.01%
CEVA Group PLC, Series A-2, 2.234% convertible preferred	3/10/2010-1/23/2012	3,703	2,833.01
Revel AC, Inc.	2/14/2011-10/25/2012	23,124	—	.00
Total private placement securities		$31,919	$5,683.02
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. generally accepted accounting principles. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
The Bond Fund of America — Page 38 of 41

unaudited
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency, and pay frequency. Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the
The Bond Fund of America — Page 39 of 41

unaudited
results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2014 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$9,658,641	$—	$9,658,641
Corporate bonds & notes	—	7,070,279	991	7,071,270
Mortgage-backed obligations	—	7,017,023	—	7,017,023
Bonds & notes of governments & government agencies outside the U.S.	—	1,168,405	—	1,168,405
Federal agency bonds & notes	—	1,027,143	—	1,027,143
Asset-backed obligations	—	599,278	15,797	615,075
Municipals	—	514,776	—	514,776
Convertible stocks	—	17,918	—	17,918
Preferred securities	—	4,461	—	4,461
Common stocks	—	13,396	6,776	20,172
Rights & warrants	—	—	12	12
Short-term securities	—	3,781,969	—	3,781,969
Total	$—	$30,873,289	$23,576	$30,896,865

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$10,846	$—	$10,846
Unrealized appreciation on interest rate swaps	—	10,459	—	10,459
Unrealized appreciation on credit default swaps	—	274	—	274
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,425)	—	(1,425)
Unrealized depreciation on interest rate swaps	—	(15,701)	—	(15,701)
Total	$—	$4,453	$—	$4,453
*	Forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.
The Bond Fund of America — Page 40 of 41

unaudited
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$598,148
Gross unrealized depreciation on investment securities	(165,489)
Net unrealized appreciation on investment securities	432,659
Cost of investment securities	30,464,206

Key to abbreviations and symbols
Agcy. = Agency	G.O. = General Obligation	INR = Indian rupees
AMT = Alternative Minimum Tax	LOC = Letter of Credit	¥ = Japanese yen
Auth. = Authority	Ref. = Refunding	MXN = Mexican pesos
Dept. = Department	Rev. = Revenue	NKr = Norwegian kroner
Dev. = Development	TBA = To be announced	PHP = Philippine pesos
Dist. = District	A$ = Australian dollars	PLN = Polish zloty
Econ. = Economic	BRL = Brazilian reais	RUB = Russian rubles
Fac. = Facility	COP = Colombian pesos	SKr = Swedish kronor
Facs. = Facilities	€ = Euros	TRY = Turkish lira
Fin. = Finance	£ = British pounds	UYU = Uruguayan pesos
Fncg. = Financing	IDR = Indonesian rupiah	ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-008-1114O-S42228	The Bond Fund of America — Page 41 of 41

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA

By /s/ John H. Smet
John H. Smet, Vice Chairman, President and Principal Executive Officer

Date: November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, Vice Chairman, President and Principal Executive Officer

Date: November 28, 2014

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: November 28, 2014